UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21457

Name of Fund:     BlackRock Allocation Target Shares

 Series C Portfolio

 Series E Portfolio

 Series M Portfolio

 Series P Portfolio

 Series S Portfolio

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Allocation Target Shares, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2015

Date of reporting period: 09/30/2014

Item 1 – Report to Stockholders

SEPTEMBER 30, 2014

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock Allocation Target Shares

„   Series C Portfolio

„   Series E Portfolio

„   Series M Portfolio

„   Series P Portfolio

„   Series S Portfolio

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

2	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Shareholder Letter

Dear Shareholder,

The fourth quarter of 2013 was a generally strong period for most risk assets such as equities and high yield bonds even as investors grappled with uncertainty as to when and by how much the U.S. Federal Reserve would begin to gradually reduce (or “taper”) its asset purchase programs. A prolonged debate over the U.S. debt ceiling and partial government shutdown roiled financial markets at the start of the period, but stocks quickly resumed their upward course once a compromise was struck in mid-October. Higher quality fixed income and emerging market investments, however, began to struggle as Fed tapering became increasingly imminent. When the central bank ultimately announced its tapering plans in mid-December, equity investors reacted positively, as this action signaled the Fed’s perception of real improvement in the economy.

Most asset classes moved higher in the first half of 2014 despite the pull back in Fed stimulus. The year got off to a rocky start, however, as a number of developing economies showed signs of stress while facing the onset of diminishing global liquidity. These risks, combined with disappointing U.S. economic data, caused equities to decline in January while bond markets found renewed strength from investors seeking relatively safer assets. Although these headwinds persisted, equities were back on the rise in February as investors were assuaged by increasing evidence that the softer U.S. data was a temporary and weather-related trend, and forecasts pointed to growth picking up later in the year.

In the months that followed, interest rates trended lower and bond prices climbed higher in the modest growth environment. Financial markets exhibited a remarkably low level of volatility despite rising geopolitical risks and mixed global economic news. Tensions in Russia and Ukraine and signs of decelerating growth in China caused some turbulence, but markets were resilient as investors focused on signs of improvement in the U.S. recovery, stronger corporate earnings, increased merger-and-acquisition activity and, perhaps most importantly, a dovish tone from the Fed offering reassurance that no changes to short-term interest rates were on the horizon.

In the ongoing low-rate environment, investors looked to equities as a source of yield, pushing major indices to record levels. As stock prices continued to move higher, investors soon became wary of stretched valuations and a new theme emerged. Stocks that had experienced significant price appreciation in 2013, particularly growth and momentum names, broadly declined as investors fled to stocks with cheaper valuations. This rotation resulted in the strongest performers of 2013 struggling most in 2014, and vice versa. Especially hard hit were U.S. small cap and European stocks, where earnings growth had not kept pace with market gains. In contrast, emerging market stocks benefited from the trend after having suffered heavy selling pressure earlier in the year.

Asset prices tend to be more vulnerable to bad news when investors believe valuations are high. Consequently, markets came under pressure in July as geopolitical turmoil intensified in Gaza, Iraq and Ukraine and financial troubles boiled over in Argentina and Portugal. Investors regained some confidence in August and, although volatility ticked up, markets briefly rebounded amid renewed comfort that the Fed would continue to keep rates low and hopes that the European Central Bank would increase stimulus. However, markets swiftly reversed in September as improving U.S. economic indicators raised the likelihood of the Fed increasing short-term interest rates sooner than previously anticipated. Global credit markets tightened as the U.S. dollar strengthened, ultimately putting a strain on investor flows. High valuations combined with impending rate hikes and tighter credit conditions stoked increasing volatility in financial markets. Escalating global risks added to uncertainty as the U.S. renewed its involvement in Iraq, the European Union imposed additional sanctions against Russia, and Scottish voters contemplated a referendum for the region’s independence from the UK. In this environment, most asset classes saw steep declines over the final month of the period.

U.S. large cap stocks were the strongest performers for the six- and 12-month periods ended Sep-tember 30, 2014, while U.S. small cap and international stocks lagged. Emerging market equities endured some hearty swings in sentiment during the period, yet the asset class generated modest gains. Most fixed income assets produced positive results even as the Fed reduced its open-market purchases. Tax-exempt municipal bonds benefited from a favorable supply-and-demand environment. Short-term interest rates remained near zero, keeping yields on money market securities close to historic lows.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

The economic and monetary environment has remained generally supportive of financial markets, although higher stock valuations combined with expectations for higher U.S. rates has caused volatility to rise, albeit from levels below the historical norm.

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of September 30, 2014
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	6.42%	19.73%
U.S. small cap equities (Russell 2000® Index)	(5.46)	3.93
International equities (MSCI Europe, Australasia, Far East Index)	(2.03)	4.25
Emerging market equities (MSCI Emerging Markets Index)	2.87	4.30
3-month Treasury bill (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.02	0.05
U.S. Treasury securities (BofA Merrill Lynch 10- Year U.S. Treasury Index)	3.42	4.29
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	2.21	3.96
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.21	8.29
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	0.50	7.19

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of September 30, 2014	Series C Portfolio

Investment Objective

Series C Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended September 30, 2014, the Fund outperformed its benchmark, the Barclays U.S. Credit Index. Shares of the Fund can be purchased or held only by or on behalf of certain separately managed account clients. Comparisons of the Fund’s performance versus its benchmark index will differ from comparisons of the benchmark against the performance of the separately managed accounts.

What factors influenced performance?

•

The Fund’s outperformance relative to the benchmark index was driven by security selection within the industrial sector and an overweight to capital securities. The Fund also benefited from a non-benchmark allocation in high yield bonds and security selection within the utilities sector and the taxable municipal bond space.

•	The Fund’s underweight to emerging market securities negatively impacted performance relative to the benchmark index.

Describe recent portfolio activity.

•

While the investment advisor held a constructive view on credit fundamentals and supply-and-demand trends in the bond market, the Fund remained defensively positioned given that credit spreads were tight on a historical basis. During the period, the Fund reduced its previous bias in favor of lower-quality securities and increased its position in higher-

quality issues. In addition, the Fund reduced its underweight in longer-term bonds. The Fund tactically adjusted duration (sensitivity to interest rate movements) and yield curve positioning throughout the period.

•

The Fund increased cash reserves during the period, as an environment of tight credit spreads and low long-term yields warranted a more defensive stance with respect to liquidity. The cash balance did not have a material impact on performance.

Describe portfolio positioning at period end.

•

As of period end, the Fund was positioned defensively in response to macro uncertainties. The Fund was overweight in financials relative to the Barclays U.S. Credit Index, with concentrations in life insurance and U.S. money center banks. The Fund remained underweight in industrials, especially in the energy, consumer non-cyclical and technology segments. Given the number of headwinds to sustainable growth and the continuation of low borrowing costs – an environment in which many companies tend to favor equity shareholders at the expense of debt investors – the Fund remained focused on bottom-up security selection. Outside of the corporate space, the Fund’s weighting in emerging market sovereign bonds was in line with that of the benchmark index, although the Fund maintained a higher-quality bias in this segment.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Long-Term Investments

Corporate Bonds	84%
Capital Trusts	5
Foreign Agency Obligations	3
Taxable Municipal Bonds	3
Foreign Government Obligations	3
U.S. Treasury Obligations	2

Credit Quality Allocation[1]	Percent of Long-Term Investments

AAA/Aaa[2]	2%
AA/Aa	12
A	40
BBB/Baa	45
BB/Ba	1

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment advisor evaluates the credit quality of non-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment advisor has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

4	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Series C Portfolio

Total Return Based on a $10,000 Investment

[1]

The Fund is non-diversified and will primarily invest its assets in investment grade fixed income securities, such as corporate bonds, notes and debentures, asset-backed securities, commercial and residential mortgage-backed securities, obligations of non-U.S. governments and supra-national organizations, which are chartered to promote economic development, collateralized mortgage obligations, U.S. Treasury and agency securities, cash equivalent investments, when-issued and delayed delivery securities, derivatives, repurchase agreements and reverse repurchase agreements.

[2]

An unmanaged index that includes publicly issued U.S. corporate and non-corporate securities which include foreign agencies, sovereigns, supranationals and local authorities that meet the specified maturity, liquidity, and quality requirements.

[3]	Commencement of operations.

Performance Summary for the Period Ended September 30, 2014
		Average Annual Total Returns[4]
	6-Month Total Returns	1 Year	5 Years	Since Inception[5]
Series C Portfolio	3.08%	7.97%	7.12%	5.93%
Barclays U.S. Credit Index	2.68	6.64	6.10	5.41

[4]	See “About Fund Performance” on page 14 for a detailed description of performance related information.

[5]	The Fund commenced operations on October 1, 2004.

Past performance is not indicative of future results.

Expense Example
	Actual				Hypothetical[8]
			Including Interest Expense	Excluding Interest Expense		Including Interest Expense		Excluding Interest Expense
	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During the Period[6]	Expenses Paid During the Period[7]	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During the Period[6]	Ending Account Value September 30, 2014	Expenses Paid During the Period[7]
Series C Portfolio	$1,000.00	$1,030.80	$0.10	$0.00	$1,000.00	$1,024.97	$0.10	$1,025.07	$0.00

[6]

For shares of the Fund, expenses are equal to the annualized expense ratio of 0.02%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses, incurred by the Fund. This agreement has no fixed term.

[7]

For shares of the Fund, expenses are equal to the annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses, incurred by the Fund. This agreement has no fixed term.

[8]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 14 for further information on how expenses were calculated.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	5

Fund Summary as of September 30, 2014	Series E Portfolio

Investment Objective

Series E Portfolio’s (the “Fund”) investment objective is to seek to maximize federal tax-free yield with a secondary goal of total return.

Portfolio Information

Sector Allocation	Percent of Long-Term Investments

County/City/Special District/School District	26%
Health	19
Tobacco	19
Education	17
Utilities	8
Transportation	6
Housing	5

Credit Quality Allocation[1]	Percent of Long-Term Investments

AA/Aa2	4%
A	17
BBB/Baa	39
BB/Ba	27
B	13

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P’s or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment advisor evaluates the credit quality of non-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment advisor has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

6	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Fund Summary as of September 30, 2014	Series E Portfolio

Expense Example
	Actual			Hypothetical[2]
	Beginning Account Value August 4, 2014	Ending Account Value September 30, 2014	Expenses Paid During the Period[1]	Beginning Account Value August 4, 2014	Ending Account Value September 30, 2014	Expenses Paid During the Period[1]	Annualized Expense Ratio
Series E Portfolio	$1,000.00	$1,021.80	$0.00	$1,000.00	$1,007.81	$0.00	0.00%
[1]

For shares of the Fund, expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 57/365 (to reflect the period from August 4, 2014, the commencement of operations, to September 30, 2014). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses, incurred by the Fund. This agreement has no fixed term.

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal period divided by 365.

See “Disclosure of Expenses” on page 14 for further information on how expenses were calculated.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	7

Fund Summary as of September 30, 2014	Series M Portfolio

Investment Objective

Series M Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended September 30, 2014, the Fund outperformed its benchmark, the Barclays MBS Index. Shares of the Fund can be purchased or held only by or on behalf of certain separately managed account clients. Comparisons of the Fund’s performance versus its benchmark index will differ from comparisons of the benchmark against the performance of the separately managed accounts.

What factors influenced performance?

•

The largest contributor to performance was the Fund’s allocation to agency mortgage-backed securities (“MBS”), which the Fund held, an overweight position for most of the period. In addition, a yield curve flattening bias helped performance as the Fund was positioned to benefit from declining yields on longer maturities. An overweight in 30-year MBS versus 15-year MBS and a focus on higher coupons within 30-year MBS had a positive impact on returns.

•	Within commercial mortgage-backed securities (“CMBS”), exposure to interest-only securities had a positive impact on performance as investors sought yield during the period.

•

The Fund’s underweight in agency MBS towards the end of the third quarter of 2014 detracted modestly from performance as the sector continued to perform well. Additionally, a short position in interest-only MBS negatively impacted from performance as prepayment activity was slower than expected.

Describe recent portfolio activity.

•	At the beginning of the period, the Fund was overweight in agency MBS, consistent with a yield curve flattening bias. This overweight was maintained for most of the period. Late in the period, the Fund moved to a modest underweight in MBS based on its strong 2014 performance and tight credit spreads relative to other sectors. While underweight in MBS overall, the Fund remained overweight in 30-year versus 15-year MBS, with a focus on higher coupons in 30-year MBS.

•	As U.S. economic momentum continued to be strong, the Fund maintained a modest underweight in duration (lower sensitivity to interest rate movements) relative to the benchmark index.

•	The Fund continued to maintain overweight exposure to securitized assets, specifically CMBS and asset-backed securities.

•	The Fund held cash that was committed for pending transactions. The cash balance did not have a material impact on performance.

Describe portfolio positioning at period end.

•

Relative to the Barclays MBS Index, the Fund ended the period with a modest underweight in agency MBS. However, the Fund maintained a positive carry (income) profile versus the benchmark, with a bias toward higher coupons. At the end of the period, the Fund’s duration was close to the benchmark. With the employment picture continuing to improve, concerns could begin to build around potential wage increases and upward pressure on inflation. As a result, the Fund may view further interest rate declines as an occasion to reduce duration. The investment advisor continues to monitor U.S. economic data closely in view of the potential for volatility to rise with respect to both rates and credit spreads as the U.S. Federal Reserve winds down its asset purchase programs.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Long-Term Investments

U.S. Government Sponsored Agency Securities	94%
Non-Agency Mortgage-Backed Securities	5
Asset-Backed Securities	1

Credit Quality Allocation[1]	Percent of Long-Term Investments

AAA/Aaa[2]	97%
AA/Aa	3

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P’s or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment advisor evaluates the credit quality of non-rated investments based upon certain factors including, but not limited to, credit ratings for similar Investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment advisor has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

8	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Series M Portfolio

Total Return Based on a $10,000 Investment

[1]

The Fund is non-diversified and will primarily invest its assets in investment grade commercial and residential mortgage-backed securities, asset-backed securities, collateralized mortgage obligations, U.S. Treasury and agency securities, cash equivalent instruments, when-issued and delayed delivery securities, derivatives and dollar rolls.

[2]	An unmanaged index that includes the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac that meet the maturity and liquidity criteria.

[3]	Commencement of operations.

Performance Summary for the Period Ended September 30, 2014
		Average Annual Total Returns[4]
	6-Month Total Returns	1 Year	5 Years	Since Inception[5]
Series M Portfolio	2.78%	4.45%	6.24%	4.94%
Barclays MBS Index	2.59	3.78	3.48	4.69

[4]	See “About Fund Performance” on page 14 for a detailed description of performance related information.

[5]	The Fund commenced operations on October 1, 2004.

Past performance is not indicative of future results.

Expense Example
	Actual			Hypothetical[7]
	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During the Period[6]	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During the Period[6]	Annualized Expense Ratio
Series M Portfolio	$1,000.00	$1,027.80	$0.00	$1,000.00	$1,025.07	$0.00	0.00%

[6]

For shares of the Fund, expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses, incurred by the Fund. This agreement has no fixed term.

[7]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 14 for further information on how expenses were calculated.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	9

Fund Summary as of September 30, 2014	Series P Portfolio

Investment Objective

Series P Portfolio’s (the “Fund”) investment objective is to seek to provide a duration that is the inverse of its benchmark.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended September 30, 2014, the Fund underperformed its benchmark, the Barclays U.S. Treasury 7-10 Year Bond Index. Shares of the Fund can be purchased or held only by or on behalf of certain separately managed account clients. Comparisons of the Fund’s performance versus its benchmark index will differ from comparisons of the benchmark against the performance of the separately managed accounts.

What factors influenced performance?

•

As part of its strategy, the Fund engages in the selling of U.S. Treasury futures and uses interest rate swaps to achieve negative duration (i.e., the inverse effect of the benchmark index duration). Cash is held by the Fund in connection with its derivative positions. During the period, the use of derivatives had a negative impact on Fund returns. The use and costs of derivatives will result in a negative contribution to returns when interest rates fall; however, the Fund’s strategy is designed to offset these costs by holding shares of BlackRock Allocation Target Shares: Series S Portfolio (“Series S Portfolio”), a short-term proprietary fund. The use of derivatives is necessary to achieve the Fund’s objective and should therefore be evaluated in a portfolio context and not as a stand-alone strategy.

•

The Fund’s allocation to Series S Portfolio contributed positively to performance for the period. Series S Portfolio generated positive returns driven by allocations to commercial mortgage-backed securities (“CMBS”) and asset-backed securities (“ABS”). Series S Portfolio’s corporate credit allocation, where results were driven by positioning within financials and industrials, also had a positive impact. Series S Portfolio’s allocation to agency mortgage-backed securities (“MBS”) was an additional positive contributor to Fund returns. An underweight in U.S. Treasury securities also negatively impacted from performance in Series S Portfolio.

Describe recent portfolio activity.

•

During the six-month period, the Fund actively managed interest rate risk on the 7- to 10-year part of the yield curve by using derivatives as described above. The Fund maintained its allocation to Series S Portfolio, a short-term proprietary fund, in order to offset the cost of the derivatives.

•

Series S Portfolio decreased exposure to both the CMBS and ABS sectors with the goal of reducing risk within the allocation to securitized assets. Series S Portfolio increased its allocation to agency MBS, particularly in 15-year pass-through securities. In the corporate space, the Series S Portfolio slightly reduced exposure to high yield securities, while increasing exposure to investment grade corporate bonds.

Describe portfolio positioning at period end.

•

At period end, the Fund held positions in U.S. Treasury futures and interest rate swaps, Series S Portfolio and the Bank of New York Cash Reserve Money Market Fund. Through its investment in Series S Portfolio, the Fund held exposures to investment grade corporate bonds, high yield, agency MBS, CMBS, ABS and U.S. agency debentures.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Net Assets

Fixed Income Funds	26%
Other Assets Less Liabilities	74

Portfolio Holdings	Percent of Affiliated Investment Companies

BlackRock Allocation Target Shares: Series S Portfolio	100%

10	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Series P Portfolio

Total Return Based on a $10,000 Investment

[1]

The Fund is non-diversified and may invest in a portfolio of securities and other financial instruments, including derivative instruments, in an attempt to provide returns that are the inverse of its benchmark index.

[2]

An unmanaged index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated Baa3 (or better) by Moody’s or BBB- (or better) by S&P, are fixed rate, and have more than $250 million par outstanding.

[3]	Commencement of operations.

Performance Summary for the Period Ended September 30, 2014
		Average Annual Total Returns[4]
	6-Month Total Returns	1 Year	Since Inception[5]
Series P Portfolio	(2.83)%	(3.02)%	(0.33)%
Barclays U.S. Treasury 7-10 Year Bond Index	2.97	3.64	(0.04)

[4]	See “About Fund Performance” on page 14 for a detailed description of performance related information.

[5]	The Fund commenced operations on March 20, 2013.

Past performance is not indicative of future results.

Expense Example
	Actual			Hypothetical[7]
	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During the Period[6]	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During the Period[6]	Annualized Expense Ratio
Series P Portfolio	$1,000.00	$971.70	$0.00	$1,000.00	$1,025.07	$0.00	0.00%

[6]

For shares of the Fund, expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio. BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses, incurred by the Fund. This agreement has no fixed term.

[7]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 14 for further information on how expenses were calculated.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	11

Fund Summary as of September 30, 2014	Series S Portfolio

Investment Objective

Series S Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended September 30, 2014, the Fund outperformed its benchmark, the BofA Merrill Lynch 1-3 Year U.S. Treasury Index. Shares of the Fund can be purchased or held only by or on behalf of certain separately managed account clients. Comparisons of the Fund’s performance versus its benchmark index will differ from comparisons of the benchmark against the performance of the separately managed accounts.

What factors influenced performance?

•

The most significant positive contributors to performance were the Fund’s non-benchmark allocations to commercial mortgage-backed securities (“CMBS”) and asset-backed securities (“ABS”). The Fund’s corporate credit allocation, where results were driven by positioning within financials and industrials, also had a positive impact. The Fund’s allocation to agency mortgage-backed securities (“MBS”) was an additional positive contributor to Fund returns.

•	The Fund’s underweight in U.S Treasuries was a slight detractor from performance relative to the benchmark index.

•

The Fund held derivatives during the period as part of its investment strategy. Interest rate derivatives are used primarily as a means of managing the portfolio’s duration risk (sensitivity to interest rate move-

ments). The Fund may also use credit default swaps against individual securities or broad indices to manage credit risk in the portfolio. Credit default swaps against indices help to manage market risk as well. In addition, the Fund may trade foreign currency exchange contracts or use foreign currency derivatives to manage currency risk in the portfolio. During the period, the use of derivatives had a negative impact on Fund returns.

Describe recent portfolio activity.

•

During the six-month period, the Fund decreased exposure to both the CMBS and ABS sectors with the goal of reducing risk within the allocation to securitized assets. The Fund increased its allocation to agency MBS, particularly in 15-year pass-through securities. In the corporate credit space, the Fund slightly reduced exposure to high yield securities, while increasing exposure to investment grade bonds.

Describe portfolio positioning at period end.

•

At period end, the Fund held non-benchmark allocations in investment grade credit, high yield credit, agency MBS, CMBS, ABS and U.S. agency debentures. Relative to the BofA Merrill Lynch 1-3 Year Treasury Index, the Fund was underweight in U.S. Treasuries and maintained a longer duration profile.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Long-Term Investments

Corporate Bonds	37%
U.S. Treasury Obligations	26
Non-Agency Mortgage-Backed Securities	14
U.S. Government Sponsored Agency Securities	11
Asset-Backed Securities	11
Foreign Agency Obligations	1

Credit Quality Allocation[1]	Percent of Long-Term Investments

AAA/Aaa[2]	55%
AA/Aa	3
A	19
BBB/Baa	23

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P’s or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment advisor evaluates the credit quality of non-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment advisor has deemed U.S. Govern-ment Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

12	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Series S Portfolio

Total Return Based on a $10,000 Investment

[1]

The Fund is non-diversified and will primarily invest its assets in investment grade fixed income securities, such as commercial and residential mortgage-backed securities, obligations of non-U.S. governments and supra-national organizations, which are chartered to promote economic development, obligations of domestic and non-U.S. corporations, asset-backed securities, U.S. Treasury and agency securities, cash equivalent investments, when-issued and delayed delivery securities, derivatives, repurchase agreements, reverse repurchase agreements and dollar rolls.

[2]	An unmanaged index comprised of Treasury securities with maturities ranging from one to three years.

[3]	Commencement of operations.

Performance Summary for the Period Ended September 30, 2014
		Average Annual Total Returns[4]
	6 Months Total Returns	1 Year	5 Years	Since Inception[5]
Series S Portfolio	0.95%	2.52%	3.57%	4.12%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	0.30	0.50	1.03	2.52

[4]	See “About Fund Performance” on page 14 for a detailed description of performance related information.

[5]	The Fund commenced operations on October 1, 2004.

Past performance is not indicative of future results.

Expense Example
	Actual				Hypothetical[8]
			Including Interest Expense	Excluding Interest Expense		Including Interest Expense		Excluding Interest Expense
	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During the Period[6]	Expenses Paid During the Period[7]	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During the Period[6]	Ending Account Value September 30, 2014	Expenses Paid During the Period[7]
Series S Portfolio	$1,000.00	$1,009.50	$0.20	$0.00	$1,000.00	$1,024.87	$0.20	$1,025.07	$0.00

[6]

For shares of the Fund, expenses are equal to the annualized expense ratio of 0.04%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses, incurred by the Fund. This agreement has no fixed term.

[7]

For shares of the Fund, expenses are equal to the annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses, incurred by the Fund. This agreement has no fixed term.

[8]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 14 for further information on how expenses were calculated.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	13

About Fund Performance

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend/payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The performance information also reflects fee waivers and reimbursements that subsidize and reduce the total operating expenses of each Fund. The Funds’ returns would have been lower if there were no such waivers and reimbursements.

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses and (b) operating expenses, including administration fees and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on April 1, 2014 and held through September 30, 2014) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

14	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance yield and NAVs. However, these objectives cannot be achieved in all interest rate environments.

The Funds may utilize leverage by entering into reverse repurchase agreements. In general, the concept of leveraging is based on the premise that the financing cost of leverage, which will be based on short-term interest rates, will normally be lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders will benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from leverage is paid to Fund shareholders in the form of dividends, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders will be lower than if the Funds had not used leverage.

Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on Fund performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.

The use of leverage also will generally cause greater changes in each Fund’s NAV and dividend rates than a comparable fund that does not use leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if a Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund will incur expenses in connection with the use of leverage, all of which are borne by Fund shareholders and may reduce income.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market, credit and/or interest rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower distributions paid to shareholders and/or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	15

Schedule of Investments September 30, 2014 (Unaudited)	Series C Portfolio
(Percentages shown are based on Net Assets)

Capital Trusts	Par (000)	Value
Banks — 0.4%
Wachovia Capital Trust III, 5.57% (a)(b)	$225	$217,969
Wells Fargo & Co., 5.90% (a)(b)	1,100	1,120,625

		1,338,594
Capital Markets — 0.3%
State Street Capital Trust IV, 1.23%, 6/15/37 (a)	1,075	916,437
Diversified Financial Services — 1.1%
General Electric Capital Corp., 5.25% (a)(b)	300	300,375
JPMorgan Chase & Co.:
6.00% (a)(b)	1,325	1,303,469
7.90% (a)(b)	1,500	1,623,750
ZFS Finance USA Trust V, 6.50%, 5/09/67 (a)(c)	500	537,500

		3,765,094
Insurance — 1.7%
The Allstate Corp.:
5.75%, 8/15/53 (a)	835	889,275
6.50%, 5/15/67 (a)	240	263,400
American International Group, Inc., 8.18%, 5/15/68 (a)	760	1,024,100
MetLife Capital Trust IV, 7.88%, 12/15/67 (c)	420	537,600
New York Life Insurance Co., 6.75%, 11/15/39 (c)	600	790,459
Pacific Life Insurance Co., 9.25%, 6/15/39 (c)	605	937,225
Prudential Financial, Inc., 8.88%, 6/15/68 (a)	850	1,025,313

		5,467,372
Media — 0.6%
NBCUniversal Enterprise, Inc., 5.25% (b)(c)	1,800	1,872,000
Oil, Gas & Consumable Fuels — 0.4%
Enterprise Products Operating LLC, 7.03%, 1/15/68 (a)	1,090	1,231,700
Total Capital Trusts — 4.5%		14,591,197

Corporate Bonds
Aerospace & Defense — 1.1%
Northrop Grumman Systems Corp., 7.88%, 3/01/26	1,000	1,352,432
United Technologies Corp.:
1.80%, 6/01/17	820	832,113
6.05%, 6/01/36	450	566,569
4.50%, 6/01/42	740	774,319

		3,525,433
Air Freight & Logistics — 0.2%
Federal Express Corp. Pass-Through Trust, Series 2012, 2.63%, 1/15/18 (c)	721	730,238

Corporate Bonds	Par (000)	Value
Airlines — 0.8%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.38%, 4/01/24	$150	$151,875
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, 5.25%, 5/30/25 (c)	981	1,032,407
U.S. Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	925	931,937
Virgin Australia Trust, 5.00%, 10/23/25 (c)	302	315,261

		2,431,480
Auto Components — 0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17	225	222,750
4.88%, 3/15/19	501	493,485
5.88%, 2/01/22	600	600,000

		1,316,235
Automobiles — 1.2%
Daimler Finance North America LLC:
2.30%, 1/09/15 (c)	800	804,121
1.25%, 1/11/16 (c)	2,300	2,315,571
Volkswagen International Finance NV, 1.63%, 3/22/15 (c)	850	854,893

		3,974,585
Banks — 8.6%
Abbey National Treasury Services PLC, 1.65%, 9/29/17	975	973,194
Associated Banc-Corp., 5.13%, 3/28/16	1,490	1,573,315
Bank of America Corp.:
6.50%, 8/01/16 (d)	3,330	3,634,525
5.63%, 10/14/16	325	352,614
5.75%, 12/01/17	1,755	1,952,790
5.70%, 1/24/22	2,125	2,434,700
4.20%, 8/26/24	1,210	1,199,537
4.88%, 4/01/44	500	518,435
Barclays Bank PLC, 5.14%, 10/14/20	300	323,611
Barclays PLC, 4.38%, 9/11/24	975	944,931
Citigroup, Inc.:
5.50%, 10/15/14	1,800	1,803,344
2.50%, 7/29/19	950	941,535
6.00%, 10/31/33	100	111,946
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
3.95%, 11/09/22	1,050	1,054,470
4.63%, 12/01/23	625	647,508
HSBC Holdings PLC:
4.25%, 3/14/24	550	556,492
6.80%, 6/01/38	755	968,487
ING Bank NV:
3.00%, 9/01/15 (c)	1,625	1,656,609
2.50%, 10/01/19 (c)	950	943,907
Intesa Sanpaolo SpA, 3.13%, 1/15/16	630	644,484

Portfolio Abbreviations
AMT	Alternative Minimum Tax (subject to)	OTC	Over-the-counter
EDA	Economic Development Authority	RB	Revenue Bonds
GO	General Obligation Bonds	REIT	Real Estate Investment Trust
LIBOR	London Interbank Offered Rate	TBA	To-be-announced

See Notes to Financial Statements.

16	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Banks (concluded)
Regions Financial Corp., 5.75%, 6/15/15	$550	$567,530
Royal Bank of Scotland Group PLC:
6.13%, 12/15/22	75	79,383
6.00%, 12/19/23	1,250	1,310,424
5.13%, 5/28/24	300	294,768
Wells Fargo & Co.:
3.68%, 6/15/16 (e)	300	313,643
3.50%, 3/08/22	1,500	1,533,239
4.13%, 8/15/23	350	361,873
5.61%, 1/15/44	200	225,393

		27,922,687
Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	1,800	1,700,896
Biotechnology — 1.0%
Amgen, Inc.:
1.88%, 11/15/14 (d)	1,975	1,978,628
3.63%, 5/22/24	700	693,638
5.38%, 5/15/43	520	566,343

		3,238,609
Capital Markets — 3.8%
Credit Suisse, 3.63%, 9/09/24	1,150	1,134,599
The Goldman Sachs Group, Inc.:
6.25%, 9/01/17	635	713,264
6.15%, 4/01/18	850	958,426
2.63%, 1/31/19	1,000	997,428
5.75%, 1/24/22	165	187,634
6.25%, 2/01/41	725	878,137
4.80%, 7/08/44	625	628,473
Morgan Stanley:
0.71%, 10/15/15 (a)	2,050	2,056,369
6.25%, 8/28/17	885	994,338
7.30%, 5/13/19	1,625	1,938,233
5.63%, 9/23/19	265	298,304
5.50%, 7/28/21	10	11,263
4.35%, 9/08/26	655	643,745
UBS AG, 2.38%, 8/14/19	973	964,455

		12,404,668
Chemicals — 0.7%
CF Industries, Inc., 5.38%, 3/15/44	350	366,271
LyondellBasell Industries NV, 5.00%, 4/15/19	825	910,714
Monsanto Co., 2.75%, 7/15/21	110	109,069
Rockwood Specialties Group, Inc., 4.63%, 10/15/20	750	774,375

		2,160,429
Commercial Services & Supplies — 0.7%
The ADT Corp., 2.25%, 7/15/17	400	390,000
Aviation Capital Group Corp., 6.75%, 4/06/21 (c)	1,575	1,787,625

		2,177,625
Communications Equipment — 0.2%
Brocade Communications Systems, Inc., 6.88%, 1/15/20	725	754,000
Consumer Finance — 3.3%
American Express Credit Corp., 1.55%, 9/22/17	460	459,683
Capital One Financial Corp.:
2.15%, 3/23/15	2,900	2,923,139
1.00%, 11/06/15	475	476,326
Discover Financial Services, 3.85%, 11/21/22	650	653,238
Ford Motor Credit Co. LLC:
2.75%, 5/15/15	2,350	2,380,670

Corporate Bonds	Par (000)	Value
Consumer Finance (concluded)
1.70%, 5/09/16	$700	$705,886
1.72%, 12/06/17	1,275	1,266,011
Navient LLC, 3.88%, 9/10/15	1,700	1,721,250

		10,586,203
Diversified Financial Services — 4.5%
BP Capital Markets PLC, 3.13%, 10/01/15 (d)	2,875	2,952,711
CME Group Index Services LLC, 4.40%, 3/15/18 (c)	1,700	1,837,710
General Electric Capital Corp.:
6.75%, 3/15/32	1,075	1,417,320
6.15%, 8/07/37 (d)	715	882,943
General Motors Financial Co., Inc.:
3.25%, 5/15/18	660	663,300
6.75%, 6/01/18	285	317,063
HSBC Finance Corp., 6.68%, 1/15/21	1,100	1,289,507
JPMorgan Chase & Co.:
3.20%, 1/25/23	400	390,472
3.88%, 2/01/24	700	716,909
3.63%, 5/13/24	1,175	1,167,162
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	1,350	1,449,512
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 (c)	545	571,419
Voya Financial, Inc., 2.90%, 2/15/18	775	797,305

		14,453,333
Diversified Telecommunication Services — 4.6%
AT&T Inc.:
0.00%, 11/27/22 (c)(f)	1,000	766,737
6.50%, 9/01/37	372	451,970
4.30%, 12/15/42	76	69,454
4.35%, 6/15/45	105	96,511
Deutsche Telekom International Finance BV, 3.13%, 4/11/16 (c)	950	980,380
Qwest Corp., 7.50%, 10/01/14	1,075	1,075,000
Telefonica Moviles Chile SA, 2.88%, 11/09/15 (c)	1,375	1,396,863
Verizon Communications, Inc.:
3.65%, 9/14/18	3,500	3,687,726
5.15%, 9/15/23	725	802,842
6.40%, 9/15/33	1,375	1,675,050
6.25%, 4/01/37	850	1,028,495
3.85%, 11/01/42	425	371,130
6.55%, 9/15/43	1,050	1,311,862
Verizon Global Funding Corp., 7.75%, 12/01/30	750	1,030,457

		14,744,477
Electric Utilities — 6.5%
American Transmission Systems, Inc., 5.25%, 1/15/22 (c)	400	443,073
Carolina Power & Light Co., 6.30%, 4/01/38	750	985,229
Duke Energy Carolinas LLC, 5.25%, 1/15/18	450	499,313
Duke Energy Corp., 3.35%, 4/01/15	1,700	1,724,631
E.ON International Finance BV, 5.80%, 4/30/18 (c)	1,100	1,241,383
Entergy Arkansas, Inc., 3.70%, 6/01/24	825	848,102
Florida Power & Light Co., 5.95%, 2/01/38	1,075	1,355,935
Great Plains Energy, Inc., 5.29%, 6/15/22 (e)	745	847,437
Jersey Central Power & Light Co., 5.65%, 6/01/17	1,710	1,875,996
Kentucky Utilities Co., 5.13%, 11/01/40	375	434,275
MidAmerican Energy Holdings Co.:
5.30%, 3/15/18	2,170	2,416,929
5.75%, 4/01/18	1,475	1,665,697
Mississippi Power Co., 4.25%, 3/15/42	400	392,727
Northern States Power Co., 6.20%, 7/01/37	725	943,113

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	17

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Electric Utilities (concluded)
Ohio Power Co., 6.60%, 3/01/33	$675	$865,595
Oncor Electric Delivery Co. LLC, 5.30%, 6/01/42	960	1,131,009
PacifiCorp, 6.00%, 1/15/39	450	570,592
Progress Energy, Inc.:
4.88%, 12/01/19	1,075	1,197,493
3.15%, 4/01/22	775	777,687
Southern California Edison Co., 5.35%, 7/15/35	825	974,779

		21,190,995
Energy Equipment & Services — 1.3%
Ensco PLC, 3.25%, 3/15/16	1,600	1,648,107
SESI LLC, 7.13%, 12/15/21	725	801,125
Transocean, Inc.:
5.05%, 12/15/16	1,775	1,891,980
6.38%, 12/15/21	14	14,892

		4,356,104
Food & Staples Retailing — 1.2%
CVS Health Corp., 4.00%, 12/05/23	625	650,823
Tesco PLC, 5.50%, 11/15/17 (c)	1,840	1,999,344
Wal-Mart Stores, Inc.:
5.25%, 9/01/35	675	779,733
6.50%, 8/15/37	160	212,198
6.20%, 4/15/38	230	293,713

		3,935,811
Food Products — 0.2%
Kraft Foods Group, Inc., 5.00%, 6/04/42	495	517,499
Gas Utilities — 0.3%
Atmos Energy Corp., 8.50%, 3/15/19	800	1,003,327
Health Care Equipment & Supplies — 1.2%
Covidien International Finance SA:
1.35%, 5/29/15	800	803,662
6.00%, 10/15/17	2,300	2,598,186
2.95%, 6/15/23	525	507,021

		3,908,869
Health Care Providers & Services — 0.7%
Coventry Health Care, Inc., 5.45%, 6/15/21	850	975,633
WellPoint, Inc., 4.35%, 8/15/20	1,275	1,376,097

		2,351,730
Independent Power and Renewable Electricity Producers — 0.3%
IPALCO Enterprises, Inc., 5.00%, 5/01/18	925	974,719
Industrial Conglomerates — 0.9%
Eaton Corp.:
2.75%, 11/02/22	975	940,060
4.15%, 11/02/42	375	357,391
Hutchison Whampoa International Ltd., 4.63%, 9/11/15 (c)	1,000	1,034,546
Tyco Electronics Group SA, 3.50%, 2/03/22	600	613,330

		2,945,327
Insurance — 5.4%
ACE INA Holdings, Inc., 2.60%, 11/23/15	625	638,137
Allied World Assurance Co. Holdings Ltd., 5.50%, 11/15/20	825	921,397
American International Group, Inc.:
5.45%, 5/18/17	725	798,946
5.85%, 1/16/18 (d)	1,530	1,721,132
3.38%, 8/15/20	1,000	1,029,909
6.40%, 12/15/20	485	577,013
Genworth Holdings, Inc.:
6.52%, 5/22/18	200	225,302

Corporate Bonds	Par (000)	Value
Insurance (concluded)
7.63%, 9/24/21	$330	$400,366
4.90%, 8/15/23	450	463,755
Manulife Financial Corp., 4.90%, 9/17/20	750	821,989
Massachusetts Mutual Life Insurance Co., 8.88%, 6/01/39 (c)	575	888,251
MetLife Institutional Funding II, 1.63%, 4/02/15 (c)(d)	6,000	6,037,716
MetLife, Inc., 4.72%, 12/15/44	215	217,017
Prudential Financial, Inc.:
5.40%, 6/13/35	1,000	1,114,664
5.70%, 12/14/36	175	201,208
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (c)	1,050	1,352,719

		17,409,521
IT Services — 0.2%
Fidelity National Information Services, Inc., 3.50%, 4/15/23	625	616,018
Life Sciences Tools & Services — 0.7%
Life Technologies Corp.:
3.50%, 1/15/16	1,295	1,336,765
6.00%, 3/01/20	820	946,524

		2,283,289
Machinery — 0.1%
AGCO Corp., 5.88%, 12/01/21	350	388,407
Media — 4.3%
21st Century Fox America, Inc., 6.40%, 12/15/35	781	968,285
British Sky Broadcasting Group PLC:
2.63%, 9/16/19 (c)	200	199,880
3.75%, 9/16/24 (c)	510	508,826
Comcast Corp.:
4.25%, 1/15/33	650	657,890
6.50%, 11/15/35	550	715,485
6.55%, 7/01/39	500	653,421
4.50%, 1/15/43	225	227,907
COX Communications, Inc., 8.38%, 3/01/39 (c)	534	756,981
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.20%, 3/15/20	800	895,950
3.80%, 3/15/22	1,110	1,128,171
4.45%, 4/01/24	540	562,386
Discovery Communications LLC, 3.70%, 6/01/15	1,175	1,200,019
Grupo Televisa SAB, 6.63%, 1/15/40	900	1,083,231
TCM Sub LLC, 3.55%, 1/15/15 (c)	1,750	1,764,793
Time Warner Cable, Inc.:
8.25%, 4/01/19	695	865,604
6.55%, 5/01/37	625	788,440
Time Warner, Inc., 6.25%, 3/29/41	682	804,254

		13,781,523
Metals & Mining — 1.4%
Alcoa, Inc., 5.13%, 10/01/24	535	535,695
BHP Billiton Finance USA Ltd., 3.85%, 9/30/23	1,175	1,221,416
Freeport-McMoRan Copper & Gold, Inc.:
3.10%, 3/15/20	300	297,649
3.55%, 3/01/22	1,530	1,495,032
Rio Tinto Finance USA Ltd., 7.13%, 7/15/28	550	704,422
Southern Copper Corp., 6.75%, 4/16/40	300	333,504

		4,587,718
Multi-Utilities — 1.8%
CenterPoint Energy, Inc., 6.50%, 5/01/18	850	980,075

See Notes to Financial Statements.

18	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Multi-Utilities (concluded)
CMS Energy Corp., 5.05%, 3/15/22	$1,644	$1,836,997
NiSource Finance Corp., 5.25%, 2/15/43	440	474,187
Pacific Gas & Electric Co.:
3.85%, 11/15/23	575	596,137
3.40%, 8/15/24	880	873,576
Virginia Electric & Power Co., 6.00%, 1/15/36	900	1,133,145

		5,894,117
Oil, Gas & Consumable Fuels — 7.9%
Anadarko Petroleum Corp., 6.38%, 9/15/17	1,545	1,751,285
Canadian Natural Resources Ltd., 5.90%, 2/01/18	1,700	1,916,005
Continental Resources, Inc.:
7.13%, 4/01/21	460	510,025
5.00%, 9/15/22	1,800	1,899,000
DCP Midstream LLC:
5.35%, 3/15/20 (c)	260	286,507
4.75%, 9/30/21 (c)	161	171,047
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22	485	624,485
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20	390	446,334
Enbridge, Inc., 3.50%, 6/10/24	290	285,354
Energy Transfer Partners LP:
5.20%, 2/01/22	1,130	1,211,580
6.50%, 2/01/42	560	637,655
Enterprise Products Operating LLC:
3.70%, 6/01/15	500	510,078
6.45%, 9/01/40	800	995,305
5.70%, 2/15/42	490	556,418
Kerr-McGee Corp., 7.88%, 9/15/31	450	623,189
Kinder Morgan Energy Partners LP:
4.25%, 9/01/24	435	430,219
7.30%, 8/15/33	1,400	1,670,522
Noble Energy, Inc., 5.25%, 11/15/43	380	400,848
Pioneer Natural Resources Co., 6.88%, 5/01/18	880	1,016,743
Plains Exploration & Production Co., 6.50%, 11/15/20	762	834,481
Schlumberger Norge AS, 4.20%, 1/15/21 (c)	975	1,060,274
Shell International Finance BV, 6.38%, 12/15/38	800	1,048,946
Texas Eastern Transmission LP, 2.80%, 10/15/22 (c)	1,400	1,331,141
TransCanada PipeLines Ltd., 3.75%, 10/16/23	850	863,179
Valero Energy Corp., 6.63%, 6/15/37	66	78,795
Western Gas Partners LP, 5.38%, 6/01/21	1,025	1,145,436
The Williams Cos., Inc.:
3.70%, 1/15/23	1,200	1,133,548
4.55%, 6/24/24	220	217,640
8.75%, 3/15/32	155	196,694
Williams Partners LP:
4.50%, 11/15/23	1,300	1,358,521
6.30%, 4/15/40	225	264,050

		25,475,304
Pharmaceuticals — 4.7%
AbbVie, Inc.:
1.75%, 11/06/17	2,220	2,212,432
2.90%, 11/06/22	1,805	1,725,802
Actavis Funding SCS, 3.85%, 6/15/24 (c)	420	407,137
Allergan, Inc., 5.75%, 4/01/16	550	586,720
Express Scripts Holding Co., 2.10%, 2/12/15	775	779,429
Hospira, Inc., 5.20%, 8/12/20	900	969,107
Merck & Co., Inc., 6.55%, 9/15/37	250	331,349
Mylan, Inc.:
2.60%, 6/24/18	968	977,027
6.00%, 11/15/18 (c)	1,780	1,844,434

Corporate Bonds	Par (000)	Value
Pharmaceuticals (concluded)
Pfizer, Inc., 3.00%, 6/15/23	$950	$942,220
Roche Holdings, Inc.:
6.00%, 3/01/19 (c)	678	785,737
2.88%, 9/29/21 (c)	765	763,903
3.35%, 9/30/24 (c)	420	420,780
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	200	240,474
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	1,140	1,158,702
Wyeth LLC, 5.95%, 4/01/37	800	980,625

		15,125,878
Professional Services — 0.6%
The Dun & Bradstreet Corp., 3.25%, 12/01/17	1,300	1,344,104
Experian Finance PLC, 2.38%, 6/15/17 (c)	600	609,302

		1,953,406
Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.:
4.63%, 4/01/15	1,000	1,019,974
4.70%, 3/15/22	575	601,915
3.50%, 1/31/23	525	499,107
5.00%, 2/15/24	568	595,334
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 4.60%, 2/06/24 (c)	775	788,958
AvalonBay Communities, Inc., 4.20%, 12/15/23	1,000	1,052,768
DDR Corp., 4.75%, 4/15/18	280	302,061
HCP, Inc., 3.75%, 2/01/16	525	545,129
Host Hotels & Resorts LP, 6.00%, 10/01/21	725	825,721
Simon Property Group LP:
1.50%, 2/01/18 (c)	725	717,140
10.35%, 4/01/19	280	372,042
4.25%, 10/01/44	225	215,272
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 9/17/24 (c)	650	648,237

		8,183,658
Road & Rail — 1.4%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40	500	593,163
Canadian National Railway Co., 6.25%, 8/01/34	1,100	1,409,297
Canadian Pacific Railway Co., 7.25%, 5/15/19	500	605,167
Kansas City Southern de Mexico SA de CV, 2.35%, 5/15/20	370	354,539
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.13%, 5/11/15 (c)	1,500	1,521,195

		4,483,361
Software — 0.9%
Autodesk, Inc., 1.95%, 12/15/17	550	552,142
Oracle Corp.:
2.80%, 7/08/21	820	813,883
3.63%, 7/15/23	800	821,022
3.40%, 7/08/24	675	672,875

		2,859,922
Specialty Retail — 0.7%
The Home Depot, Inc., 4.40%, 3/15/45	215	217,357
QVC, Inc.:
7.38%, 10/15/20 (c)	310	330,245
4.38%, 3/15/23	1,700	1,696,068

		2,243,670

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	19

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Technology Hardware, Storage & Peripherals — 0.2%
Hewlett-Packard Co., 2.63%, 12/09/14	$545	$547,290
Tobacco — 1.6%
Altria Group, Inc., 5.38%, 1/31/44	1,150	1,225,271
BAT International Finance PLC, 1.40%, 6/05/15 (c)	1,200	1,205,767
Imperial Tobacco Finance PLC, 2.05%, 2/11/18 (c)	950	946,154
Lorillard Tobacco Co., 7.00%, 8/04/41	350	430,337
Philip Morris International, Inc., 3.60%, 11/15/23	1,075	1,088,519
Reynolds American, Inc.:
3.25%, 11/01/22	180	173,679
4.85%, 9/15/23	220	234,327

		5,304,054
Wireless Telecommunication Services — 2.9%
Alltel Corp., 7.88%, 7/01/32	470	667,178
America Movil SAB de CV:
2.38%, 9/08/16	3,140	3,207,102
3.13%, 7/16/22	650	631,202
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17	300	303,486
Crown Castle Towers LLC, 6.11%, 1/15/40 (c)	1,450	1,677,324
Orange SA, 5.50%, 2/06/44	350	381,083
Rogers Communications, Inc., 7.50%, 3/15/15	2,125	2,191,770
Vodafone Group PLC, 4.38%, 2/19/43	272	246,009

		9,305,154
Total Corporate Bonds — 81.5%		263,747,569

Foreign Agency Obligations
CDP Financial, Inc., 3.15%, 7/24/24 (c)	975	966,613
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23	800	743,375
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	1,075	1,089,525
Export-Import Bank of Korea, 0.98%, 1/14/17 (a)	1,307	1,314,977
Nakilat, Inc., 6.07%, 12/31/33 (c)	25	28,219
Petrobras International Finance Co.:
2.88%, 2/06/15	775	779,782
3.88%, 1/27/16	700	716,450
5.88%, 3/01/18	2,350	2,536,825
Petroleos Mexicanos:
3.50%, 7/18/18	1,700	1,762,900
3.50%, 1/30/23	650	622,700
6.38%, 1/23/45 (c)	475	537,130
Statoil ASA, 4.25%, 11/23/41	600	599,574
Total Foreign Agency Obligations — 3.6%		11,698,070

Foreign Government Obligations
Brazil — 0.4%
Federative Republic of Brazil:
5.63%, 1/07/41	124	128,030
5.00%, 1/27/45	1,150	1,081,000

		1,209,030
Canada — 0.1%
Province of Manitoba, 3.05%, 5/14/24	469	473,256

Foreign Government Obligations	Par (000)	Value
Colombia — 0.4%
Republic of Colombia:
2.63%, 3/15/23	$1,200	$1,104,000
5.63%, 2/26/44	225	247,500

		1,351,500
Indonesia — 0.2%
Republic of Indonesia, 4.88%, 5/05/21	500	520,000
Mexico — 1.2%
United Mexican States:
4.75%, 3/08/44	2,525	2,506,063
5.55%, 1/21/45	1,350	1,499,850

		4,005,913
Philippines — 0.1%
Republic of Philippine, 4.20%, 1/21/24	203	214,165
Turkey — 0.2%
Republic of Turkey, 6.63%, 2/17/45	550	615,313
Total Foreign Government Obligations — 2.6%		8,389,177

Taxable Municipal Bonds
Chicago O’Hare International Airport RB, 6.40%, 1/01/40	1,000	1,259,370
Los Angeles Department of Water & Power RB, 6.57%, 7/01/45	1,075	1,478,974
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39	1,125	1,661,231
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57	1,200	1,504,092
Port Authority of New York & New Jersey RB, 4.46%, 10/01/62	1,300	1,296,022
State of California GO:
7.30%, 10/01/39	510	711,542
7.63%, 3/01/40	150	217,999
7.60%, 11/01/40	430	636,039
State of Illinois GO, 4.42%, 1/01/15	1,100	1,110,505
Total Taxable Municipal Bonds — 3.1%		9,875,774

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.2%
Fannie Mae, 0.00%, 10/09/19 (d)(f)	815	722,851

See Notes to Financial Statements.

20	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Series C Portfolio (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds:
3.75%, 11/15/43	$801	$885,355
3.38%, 5/15/44	3,890	4,016,425
U.S. Treasury Notes:
0.75%, 2/28/18	175	171,664
1.38%, 6/30/18 (d)	680	678,034
Total U.S. Treasury Obligations — 1.8%		5,751,478
Total Long-Term Investments (Cost — $297,995,558) — 97.3%		314,776,116

Short-Term Securities	Shares	Value
Dreyfus Treasury Prime, 0.00% (g)	26,182,913	$26,182,913
Total Short-Term Securities (Cost — $26,182,913) — 8.1%		26,182,913

Options Purchased
(Cost — $2,219,212) — 0.4%		1,430,574
Total Investments Before Options Written (Cost — $326,397,683) — 105.8%		342,389,603

Options Written
(Premiums Received — $2,355,519) — (0.4)%		(1,464,027)
Total Investments Net of Options Written — 105.4%		340,925,576
Liabilities in Excess of Other Assets — (5.4)%		(17,344,655)

Net Assets — 100.0%		$323,580,921

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security is perpetual in nature and has no stated maturity date.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(f)	Zero-coupon bond.

(g)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of September 30, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	0.34%	4/12/13	Open	$1,933,000	$1,942,803
BNP Paribas Securities Corp.	0.34%	4/12/13	Open	3,678,000	3,696,654
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.09%	8/01/13	Open	680,850	681,172
Deutsche Bank Securities, Inc.	0.32%	4/21/14	Open	1,700,000	1,702,433
Deutsche Bank Securities, Inc.	0.32%	4/21/14	Open	2,867,000	2,871,128
Deutsche Bank Securities, Inc.	0.27%	5/13/14	Open	712,000	712,278
UBS Securities LLC	0.32%	5/13/14	Open	839,000	840,050
UBS Securities LLC	0.30%	5/13/14	Open	5,893,000	5,899,913
Total				$18,302,850	$18,346,431

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	21

Schedule of Investments (continued)	Series C Portfolio

•	Financial futures contracts outstanding as of September 30, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
76	Ultra Treasury Bonds	Chicago Board of Trade	December 2014	$11,590,000	$(18,443)
341	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	December 2014	$40,325,914	(143,340)
(30)	U.S. Treasury Bonds (20 Year)	Chicago Board of Trade	December 2014	$4,137,188	75,743
(22)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	December 2014	$4,814,563	1,809
(46)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2014	$5,733,469	(7,802)
Total					$(92,033)

•	Exchange-traded options purchased as of September 30, 2014 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value
Euro Dollar 1-Year Mid-Curve	Put	$98.50	3/13/15	452	$161,025
Euro Dollar 90-Day	Put	$99.00	12/14/15	158	123,437
Euro Dollar 90-Day	Put	$98.00	12/14/15	158	21,725
Total					$306,187

•	Exchange-traded options written as of September 30, 2014 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value
Euro Dollar 90-Day	Put	$98.50	12/14/15	316	$(106,650)

•	OTC interest rate swaptions purchased as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value
30-Year Interest Rate Swap	Citibank N.A.	Call	3.30%	Receive	3-month LIBOR	5/22/17	$3,600	$252,371
30-Year Interest Rate Swap	Deutsche Bank AG	Call	3.20%	Receive	3-month LIBOR	7/31/17	$700	44,715
30-Year Interest Rate Swap	Deutsche Bank AG	Call	3.20%	Receive	3-month LIBOR	7/31/17	$700	44,715
30-Year Interest Rate Swap	Citibank N.A.	Put	4.30%	Pay	3-month LIBOR	5/22/17	$3,600	130,708
30-Year Interest Rate Swap	Deutsche Bank AG	Put	4.20%	Pay	3-month LIBOR	7/31/17	$700	30,519
30-Year Interest Rate Swap	Deutsche Bank AG	Put	4.20%	Pay	3-month LIBOR	7/31/17	$700	30,519
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	4.50%	Pay	3-month LIBOR	8/07/18	$41,400	590,840
Total								$1,124,387

•	OTC interest rate swaptions written as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount Value	Market (000)
30-Year Interest Rate Swap	Deutsche Bank AG	Call	3.54%	Pay	3-month LIBOR	9/11/17	$5,000	$(467,860)
30-Year Interest Rate Swap	Deutsche Bank AG	Put	3.54%	Receive	3-month LIBOR	9/11/17	$5,000	(452,316)
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	6.00%	Receive	3-month LIBOR	8/07/18	$82,800	(437,201)
Total								$(1,357,377)

•	OTC credit default swaps — buy protection outstanding as of September 30, 2014 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Depreciation
CIGNA Corp.	1.00%	Goldman Sachs Bank USA	9/20/17	$1,200	$(29,334)	$(1,634)	$(27,700)
General Dynamics Corp.	1.00%	Credit Suisse International	9/20/17	$1,380	(36,084)	(20,330)	(15,754)
Humana, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	$1,200	(25,454)	11,854	(37,308)
Lockheed Martin Corp.	1.00%	Credit Suisse International	9/20/17	$1,380	(35,443)	(7,016)	(28,427)
Northrop Grumman Corp.	1.00%	Credit Suisse International	9/20/17	$1,165	(30,348)	(15,783)	(14,565)
Raytheon Co.	1.00%	Credit Suisse International	9/20/17	$1,165	(30,289)	(16,817)	(13,472)
Total					$(186,952)	$(49,726)	$(137,226)

See Notes to Financial Statements.

22	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Series C Portfolio

•	OTC credit default swaps — sold protection outstanding as of September 30, 2014 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Anadarko Petroleum Corp.	1.00%	Morgan Stanley Capital Services LLC	6/20/17	BBB-	$200	$3,170	$(6,029)	$9,199
Comcast Corp.	1.00%	Credit Suisse International	9/20/17	A-	$1,400	33,799	3,503	30,296
UnitedHealth Group, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	A	$1,200	28,883	(1,781)	30,664
WellPoint, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	Not Rated	$1,200	27,773	(6,850)	34,623
Host Hotels & Resorts LP	1.00%	Credit Suisse International	3/20/19	BBB	$825	12,296	(4,538)	16,834
Valero Energy Corp.	1.00%	Barclays Bank PLC	9/20/19	BBB	$1,063	(4,935)	4,378	(9,313)
Valero Energy Corp.	1.00%	Barclays Bank PLC	9/20/19	BBB	$390	(1,809)	1,809	(3,618)
Valero Energy Corp.	1.00%	Barclays Bank PLC	9/20/19	BBB	$27	(123)	124	(247)
Valero Energy Corp.	1.00%	Citibank N.A.	9/20/19	BBB	$235	(1,091)	1,985	(3,076)
Total						$97,963	$(7,399)	$105,362

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$314,776,116	—	$314,776,116
Short-Term Securities	$26,182,913	—	—	26,182,913
Options Purchased	306,187	1,124,387	—	1,430,574

Total	$26,489,100	$315,900,503	—	$342,389,603

[1] See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	23

Schedule of Investments (concluded)	Series C Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$77,552	—	—	$77,552
Credit contracts	—	$121,616	—	121,616
Liabilities:
Interest rate contracts	(276,235)	(1,357,377)	—	(1,633,612)
Credit contracts	—	(153,480)	—	(153,480)

Total	$(198,683)	$(1,389,241)	—	$(1,587,924)

[2]    Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$14,216	—	—	$14,216
Cash pledged as collateral for OTC derivatives	800,000	—	—	800,000
Cash pledged for financial futures contracts	228,000	—	—	228,000
Liabilities:
Reverse repurchase agreements	—	$(18,346,431)	—	(18,346,431)

Total	$1,042,216	$(18,346,431)	—	$(17,304,215)

There were no transfers between levels during the six months ended September 30, 2014.

See Notes to Financial Statements.

24	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Schedule of Investments September 30, 2014 (Unaudited)	Series E Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.8%
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Warrants, Series D, 6.50%, 10/01/53	$250	$286,323
Alaska — 4.9%
Northern Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A, 4.63%, 6/01/23	500	496,275
California — 14.1%
California County Tobacco Securitization Agency, RB, Asset-Backed, 5.60%, 6/01/36	160	136,296
California Municipal Finance Authority, RB, Sycamore Academy Project, 5.63%, 7/01/44 (a)	150	149,448
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45 (a)	135	142,622
California School Finance Authority, RB, Alta Public Schools Project, Series A, 6.75%, 11/01/45 (a)	250	254,275
California Statewide Financing Authority, RB, Asset-Backed, Series B:
5.63%, 5/01/29	130	128,553
6.00%, 5/01/43	120	118,686
City of Irvine, Community Facilities District No. 2013-3, (Great Park) Improvement Area No. 1, Special Tax Bonds, 5.00%, 9/01/44	250	274,160
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A-1, 4.50%, 6/01/27	250	230,633

		1,434,673
Connecticut — 1.0%
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, 6.25%, 1/01/31	100	99,484
District of Columbia — 3.1%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.50%, 5/15/33	50	55,281
Metropolitan Washington Airports Authority Dulles Toll Road, Refunding RB, Dulles Metrorail and Capital Improvement Projects, Series A, 5.00%, 10/01/53	250	262,583

		317,864
Georgia — 2.7%
Private Colleges & Universities Authority, RB, Savannah College of Art & Design Project, 5.00%, 4/01/44 (b)	250	269,603
Illinois — 6.5%
City of Chicago Illinois, GO, Refunding, Series A, 5.00%, 1/01/36	250	255,180
Illinois Finance Authority, Refunding RB, Senior, Rogers Park Montessori School Project, 6.13%, 2/01/45	150	150,354
State of Illinois, GO, 5.00%, 2/01/39	250	257,690

		663,224
Indiana — 2.6%
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 1/01/51	250	267,250
Maryland — 2.5%
Anne Arundel County Consolidated Special Taxing District, Special Tax Bonds, Villages at 2 Rivers Project, 5.25%, 7/01/44	250	252,465

Municipal Bonds	Par (000)	Value
Michigan — 5.2%
Michigan Finance Authority, RB, AMT, Senior Lien, Detroit Water & Sewerage Department Project, 5.00%, 7/01/44	$250	$255,950
Wayne County Airport Authority, RB, AMT, Detroit Metropolitan Wayne County Airport Project, 5.00%, 12/01/39	250	267,470

		523,420
Minnesota — 1.0%
St. Paul Port Authority, RB, AMT, Gerdau St. Paul Steel Mill Project, 4.50%, 10/01/37	100	98,450
New Jersey — 9.0%
New Jersey EDA, RB:
Leap Academy Charter School Project, Series A, 6.20%, 10/01/44	150	150,888
Refunding, Charter, Greater Brunswick Project, Series A, 6.00%, 8/01/49 (a)	250	251,820
New Jersey Transportation Trust Fund Authority, RB, Transportation Program, Series AA, 5.00%, 6/15/38	250	268,143
Tobacco Settlement Financing Corp., Refunding RB, Series 1A, 4.50%, 6/01/23	250	246,685

		917,536
New Mexico — 3.0%
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 7/01/42	325	301,893
New York — 7.1%
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 5/01/44	195	204,685
TSASC, Inc., Refunding RB:
Series 1,4.75%, 6/01/22	265	264,647
Series 1,5.00%, 6/01/34	160	131,859
Ulster Tobacco Asset Securitization Corp., RB, Asset-Backed, 6.00%, 6/01/40	125	122,110

		723,301
North Carolina — 2.5%
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Galloway Ridge Project, Series A, 5.25%, 1/01/41	250	251,983
Oregon — 1.5%
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Mirabella at South Waterfront Project, 5.50%, 10/01/49	150	154,901
Pennsylvania — 7.7%
Lancaster County Hospital Authority, Refunding RB, St. Annes Retirement Community Project, 5.00%, 4/01/33	250	251,240
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Widener University Project, 5.00%, 7/15/38	250	267,980
Philadelphia Hospitals & Higher Education Facilities Authority, RB, Temple University Health System Project, Series A, 5.63%, 7/01/42	250	263,533

		782,753
South Carolina — 2.8%
South Carolina State Public Service Authority, Refunding RB, Series A, 5.50%, 12/01/54	250	281,735

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	25

Schedule of Investments (concluded)	Series E Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas — 12.1%
Central Texas Regional Mobility Authority, RB, Senior Lien, 6.25%, 1/01/46	$175	$200,905
Decatur Hospital Authority, Refunding RB, Wise Regional Health System Project, Series A, 5.00%, 9/01/34	250	258,610
Fort Bend County Industrial Development Corp., RB, NRG Energy, Inc. Project, Series A, Remarketing, 4.75%, 5/01/38	250	251,543
Mesquite Health Facility Development Corp., Refunding RB, Christian Care Centers, Inc. Project, 5.13%, 2/15/42	250	251,000
Texas Transportation Commission, Refunding RB, 1st Tier, Series A, 5.00%, 8/15/41	250	269,185

		1,231,243
Washington — 4.7%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 9/01/42	250	259,405
King County Public Hospital District No. 4, GO, Refunding, Improvement, Snoqualmie Valley Hospital Project, 7.00%, 12/01/40	200	213,038

		472,443

Municipal Bonds	Par (000)	Value
Wisconsin — 2.5%
Public Finance Authority, Refunding RB, AMT, Senior Obligation Group Project, 5.00%, 7/01/42	$250	$255,297
Total Long-Term Investments (Cost — $9,958,285) — 99.3%		10,082,116

Short-Term Securities	Shares
Dreyfus Tax Exempt Cash Management, 0.00% (c)	263,054	263,054
Total Short-Term Securities (Cost — $263,054) — 2.6%		263,054

Total Investments (Cost — $10,221,339) — 101.9%		10,345,170
Liabilities in Excess of Other Assets — (1.9)%		(189,489)

Net Assets — 100.0%		$10,155,681

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Wells Fargo Securities, LLC	$269,603	$4,070

(c)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hier- archy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in deter- mining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, vola- tilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$10,082,116	—	$10,082,116
Short-Term Securities	$263,054	—	—	263,054
Total	$263,054	$10,082,116	—	$10,345,170

[1]	See above Schedule of Investments for values in each state.

See Notes to Financial Statements.

26	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Schedule of Investments September 30, 2014 (Unaudited)	Series M Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
AmeriCredit Automobile Receivables Trust:	$860	$860,629
Series 2013-5, Class A2A, 0.65%, 3/08/17
Series 2013-5, Class A2B, 0.53%, 3/08/17 (a)	955	956,126
SLM Private Education Loan Trust, Series 2012-C, Class A1, 1.25%, 8/15/23 (a)(b)	869	874,747
SLM Student Loan Trust, Series 2008-4, Class A4, 1.88%, 7/25/22 (a)	7,350	7,729,642
Total Asset-Backed Securities — 2.5%		10,421,144

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 7.4%
Bear Stearns Commercial Mortgage Securities:
Series 2004-T16, Class A6, 4.75%, 2/13/46 (a)	215	214,975
Series 2005-PW10, Class A4, 5.41%, 12/11/40 (a)	888	919,397
Series 2007-PW17, Class A4, 5.69%, 6/11/50 (a)	10,255	11,209,043
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.66%, 7/05/33 (a)(b)	2,600	2,600,000
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A5, 3.86%, 5/10/47	2,800	2,892,602
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48	447	472,011
Credit Suisse Mortgage Capital Certificates:
Series 2014-USA, Class X1, 0.55%, 9/15/25 (a)(b)	26,000	1,276,603
Series 2006-C4, Class A3, 5.47%, 9/15/39	4,987	5,309,022
GS Mortgage Securities Trust:
Series 2013-GC16, Class A4, 4.27%, 11/10/46	300	320,734
Series 2014-GC18, Class A4, 4.07%, 1/10/47	2,800	2,938,149
Series 2014-GC24, Class A5, 3.93%, 9/10/47	500	518,027
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2005-CB12, Class A4, 4.90%, 9/12/37	280	284,700
Series 2006-LDP7, Class A4, 6.06%, 4/15/45 (a)	2,105	2,232,712
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4, 5.66%, 3/15/39 (a)	328	343,912
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class XA, 1.00%, 10/29/47 (a)	1,400	80,934

		31,612,821
Interest Only Commercial Mortgage-Backed Securities — 1.2%
Commercial Mortgage Trust:
Series 2014-CR15, Class XA, 1.35%, 2/10/47 (a)	25,134	1,835,849
Series 2012-CR5, Class XA, 2.05%, 12/10/45 (a)	8,095	799,832
Series 2013-CR7, Class XA, 1.70%, 3/10/46 (a)	3,971	331,524

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Series 2014-CR14, Class XA, 1.06%, 2/10/47 (a)	$3,581	$180,627
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA, 1.72%, 4/15/46 (a)	4,659	418,640
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class XA, 1.24%, 11/15/46 (a)	4,653	356,978
WF-RBS Commercial Mortgage Trust:
Series 2014-C22, Class XA, 0.97%, 9/15/57 (a)	10,100	666,671
Series 2014-LC14, Class XA, 1.63%, 3/15/47 (a)	4,244	368,702

		4,958,823
Total Non-Agency Mortgage-Backed Securities — 8.6%		36,571,644

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.4%
Ginnie Mae:
Series 2014-12, Class ZA, 3.00%, 1/20/44	1,224	1,048,982
Series 2014-62, Class Z, 3.00%, 4/20/44	1,013	879,330

		1,928,312
Commercial Mortgage-Backed Securities — 1.4%
Freddie Mac, Series K035, Class A2, 3.46%, 8/25/23	5,600	5,829,846
Interest Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 2013-121, Class SA, 5.95%, 12/25/43 (a)	548	84,852
Freddie Mac:
Series 4307, Class SE, 5.95%, 9/15/36 (a)	520	82,783
Series 4320, Class SD, 5.95%, 7/15/39 (a)	435	66,111

		233,746
Interest Only Commercial Mortgage-Backed Securities — 0.5%
Fannie Mae, Series 2012-M9, Class X1, 4.23%, 12/25/17 (a)	16,754	1,743,275
Freddie Mac, Series K716, Class X1, 0.72%, 8/25/47	7,100	287,443

		2,030,718
Mortgage-Backed Securities — 158.6%
Fannie Mae Mortgage-Backed Securities:
2.00%, 10/01/29 (c)	1,500	1,467,773
2.50%, 10/01/29 (c)	18,600	18,682,465
3.00%, 5/01/29-10/01/44 (c)	47,397	47,073,585
3.50%, 7/01/27-10/01/44 (c)	53,790	55,257,530
4.00%, 10/01/29-10/01/44 (c)	76,517	80,691,952
4.50%, 10/01/29-10/01/44 (c)	107,534	115,832,212
5.00%, 5/01/33-10/01/44 (c)	33,581	37,076,736
5.50%, 10/01/44 (c)	3,300	3,674,989
6.00%, 2/01/38-10/01/44 (c)	11,882	13,427,281
6.50%, 5/01/36-4/01/44 (c)	1,927	2,192,478

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	27

Schedule of Investments (continued)	Series M Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities:
2.53%, 5/01/36 (a)	$819	$881,543
3.00%, 10/01/29-10/01/44 (c)	14,050	13,996,990
3.50%, 7/01/18-10/01/44 (c)	26,100	26,703,973
4.00%, 10/01/29-10/01/44 (c)	26,805	28,207,036
4.50%, 4/01/18-10/01/44 (c)	7,696	8,285,218
5.00%, 5/01/28-10/01/44 (c)	5,674	6,244,527
5.50%, 1/01/28-10/01/44 (c)	2,167	2,411,899
6.00%, 8/01/28-10/01/44 (c)	2,472	2,789,417
Ginnie Mae Mortgage-Backed Securities:
3.00%, 10/15/44 (c)	31,600	31,764,786
3.50%, 9/15/42-10/15/44 (c)	60,256	62,422,361
4.00%, 9/20/40-10/15/44 (c)	73,556	78,044,453
4.50%, 7/15/40-10/15/44 (c)	9,838	10,694,525
5.00%, 7/15/33-10/15/44 (c)	8,119	8,958,969
5.50%, 7/15/38-12/20/41	2,931	3,301,401
6.00%, 10/15/44 (c)	2,100	2,367,094
6.50%, 10/15/44 (c)	10,900	12,356,172

		674,807,365
Total U.S. Government Sponsored Agency Securities — 160.9%		684,829,987
Total Long-Term Investments (Cost — $729,451,860) — 172.0%		731,822,775

Short-Term Securities	Shares
Dreyfus Treasury Prime, 0.00% (d)	143,107,840	143,107,840
Total Short-Term Securities (Cost — $143,107,840) — 33.6%		143,107,840
Total Investments Before TBA Sale Commitments (Cost — $872,559,700) — 205.6%		874,930,615

TBA Sale Commitments (c)	Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/29	$9,300	$(9,352,313)
3.00%, 10/01/29-10/01/44	11,766	(11,620,811)
3.50%, 10/01/29-10/01/44	29,550	(30,182,934)
4.00%, 10/01/44	27,000	(28,452,939)
4.50%, 10/01/44	55,100	(59,437,747)
5.00%, 10/01/44	15,300	(16,879,764)
6.00%, 10/01/44	5,600	(6,329,531)
6.50%, 10/01/44	800	(907,875)
Freddie Mac Mortgage-Backed Securities:
3.50%, 10/01/44	6,000	(6,123,984)
4.00%, 10/01/44	10,300	(10,843,964)
4.50%, 10/01/29-10/01/44	3,100	(3,333,655)
5.00%, 10/01/44	2,600	(2,863,250)
6.00%, 10/01/41	2,000	(2,254,296)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 10/15/44	14,300	(14,390,492)
3.50%, 10/15/44	39,300	(40,607,951)
4.00%, 10/15/44	47,650	(50,497,826)
4.50%, 10/15/44	1,800	(1,952,156)
5.00%, 10/15/44	1,600	(1,759,906)
5.50%, 10/15/44	1,300	(1,442,489)
Total TBA Sale Commitments (Proceeds — $298,695,652) — (70.3)%		(299,233,883)
Total Investments Net of TBA Sale Commitments — 135.3%		575,696,732
Liabilities in Excess of Other Assets — (35.3)%		(150,129,590)

Net Assets — 100.0%		$425,567,142

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$605,733	$(28,541)
Citigroup Global Markets, Inc.	$(13,427,907)	$(43,290)
Credit Suisse Securities (USA) LLC	$25,533,209	$79,362
Deutsche Bank Securities, Inc.	$37,990,319	$21,284
Goldman Sachs & Co.	$71,696,614	$423,239
J.P. Morgan Securities LLC	$29,286,388	$(40,293)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(9,830,646)	$5,143
RBC Capital Markets, LLC	$5,086,874	$10,124
Wells Fargo Securities, LLC	$(421,875)	$(312)

(d)	Represents the current yield as of report date.

See Notes to Financial Statements.

28	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Series M Portfolio

•	Financial futures contracts outstanding as of September 30, 2014 were as follows:

Contracts Purchased/ Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
4	Ultra Treasury Bonds	Chicago Board of Trade	December 2014	$551,625	$(6,673)
390	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	December 2014	$46,120,547	83,538
82	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2014	$10,220,531	12,357
1	Euro Dollar Futures	Chicago Mercantile	June 2015	$248,613	76
(3)	Euro Dollar Futures	Chicago Mercantile	December 2015	$741,713	341
(3)	Euro Dollar Futures	Chicago Mercantile	March 2016	$739,613	512
(3)	Euro Dollar Futures	Chicago Mercantile	June 2016	$737,513	567
(3)	Euro Dollar Futures	Chicago Mercantile	September 2016	$735,450	567
(3)	Euro Dollar Futures	Chicago Mercantile	March 2017	$731,813	617
(3)	Euro Dollar Futures	Chicago Mercantile	September 2015	$743,850	67
(4)	Euro Dollar Futures	Chicago Mercantile	June 2017	$973,850	668
(64)	Euro Dollar Futures	Chicago Mercantile	December 2017	$15,536,000	(8,717)
Total					$83,920

•	Centrally cleared interest rate swaps outstanding as of September 30, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date		Expiration Date	Notional Amount (000)	Unrealized Depreciation
1.90%[1]	3-month LIBOR	Chicago Mercantile	1/06/15	[2]	2/28/19	$25,300	$(4,258)
1.98%[1]	3-month LIBOR	Chicago Mercantile	1/06/15	[2]	2/28/19	$24,800	(83,524)
Total							$(87,782)

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Forward swap.

•	OTC total return swaps outstanding as of September 30, 2014 were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Bank of America N.A.	1/12/41	$307	$796	$1,151	$(355)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Bank of America N.A.	1/12/41	$175	(455)	274	(729)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Bank of America N.A.	1/12/41	$131	341	(782)	1,123
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Bank of America N.A.	1/12/41	$131	341	432	(91)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Bank of America N.A.	1/12/41	$131	(341)	(123)	(218)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Citibank N.A.	1/12/41	$394	(1,032)	(615)	(417)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Citibank N.A.	1/12/41	$350	(910)	(2,239)	1,329
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Citibank N.A.	1/12/41	$350	(910)	(1,229)	319

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	29

Schedule of Investments (continued)	Series M Portfolio

OTC total return swaps outstanding as of September 30, 2014 were as follows: (continued)

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Citibank N.A.	1/12/41	$350	$(910)	$(381)	$(529)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Citibank N.A.	1/12/41	$350	(910)	262	(1,172)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Citibank N.A.	1/12/41	$307	796	(118)	914
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Citibank N.A.	1/12/41	$307	796	(1,630)	2,426
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Citibank N.A.	1/12/41	$307	796	(1,630)	2,426
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Citibank N.A.	1/12/41	$307	(796)	(2,445)	1,649
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Citibank N.A.	1/12/41	$307	(796)	(2,072)	1,276
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Citibank N.A.	1/12/41	$307	796	(437)	1,233
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Citibank N.A.	1/12/41	$307	(796)	(1,036)	240
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Citibank N.A.	1/12/41	$307	(796)	777	(1,573)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	$350	(910)	(2,837)	1,927
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	$350	910	(350)	1,260
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	$350	910	(317)	1,227
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	$350	910	(208)	1,118
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	$350	(910)	(1,847)	937

See Notes to Financial Statements.

30	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Series M Portfolio

OTC total return swaps outstanding as of September 30, 2014 were as follows: (continued)

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	$350	$(910)	$566	$(1,476)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	$307	796	(2,434)	3,230
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	$307	796	(2,090)	2,886
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	$307	796	269	527
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	$307	(796)	(723)	(73)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	$307	(796)	(603)	(193)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	$307	(796)	479	(1,275)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	$219	(568)	(391)	(177)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	$175	455	(1,224)	1,679
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	$175	455	(860)	1,315
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	$175	455	(438)	893
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	$175	455	(421)	876
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	$175	(455)	(923)	468
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	$175	455	23	432
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	$175	455	493	(38)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	$175	(455)	206	(661)

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	31

Schedule of Investments (continued)	Series M Portfolio

OTC total return swaps outstanding as of September 30, 2014 were as follows: (continued)

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	$175	$(455)	$568	$(1,023)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	$131	341	(461)	802
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	$131	(341)	(806)	465
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	$131	(341)	(806)	465
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	$131	341	17	324
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	$131	341	22	319
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	$131	(341)	205	(546)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	$131	(341)	781	(1,122)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Deutsche Bank AG	1/12/41	$307	796	(693)	1,489
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Deutsche Bank AG	1/12/41	$263	682	(550)	1,232
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Deutsche Bank AG	1/12/41	$175	455	(122)	577
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Deutsche Bank AG	1/12/41	$131	341	(256)	597
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Deutsche Bank AG	1/12/41	$131	341	174	167
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Bank USA	1/12/41	$350	(910)	(2,277)	1,367
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Bank USA	1/12/41	$350	(910)	(1,364)	454
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/41	$307	796	328	468

See Notes to Financial Statements.

32	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Series M Portfolio

OTC total return swaps outstanding as of September 30, 2014 were as follows: (continued)

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/41	$307	$796	$(1,951)	$2,747
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/41	$307	796	(1,822)	2,618
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Bank USA	1/12/41	$307	(796)	(1,859)	1,063
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Bank USA	1/12/41	$307	(796)	(206)	(590)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/41	$263	681	(379)	1,060
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/41	$175	455	(1,194)	1,649
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Bank USA	1/12/41	$175	(455)	(1,338)	883
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/41	$175	455	(335)	790
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/41	$175	455	(230)	685
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Bank USA	1/12/41	$175	(455)	(1,077)	622
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/41	$175	455	(56)	511
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Bank USA	1/12/41	$175	(455)	(789)	334
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Bank USA	1/12/41	$175	(455)	(459)	4
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/41	$175	455	603	(148)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Bank USA	1/12/41	$175	(455)	190	(645)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/41	$131	341	(1,043)	1,384

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	33

Schedule of Investments (continued)	Series M Portfolio

OTC total return swaps outstanding as of September 30, 2014 were as follows: (concluded)

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/41	$131	$341	$(420)	$761
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/41	$131	341	130	211
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/41	$131	341	385	(44)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Bank USA	1/12/41	$131	(341)	205	(546)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase Bank N.A.	1/12/41	$263	(683)	403	(1,086)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase Bank N.A.	1/12/41	$175	(454)	(689)	235
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	JPMorgan Chase Bank N.A.	1/12/41	$131	341	406	(65)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Bank of America N.A.	2/12/41	$263	683	1,040	(357)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	2/12/41	$131	342	356	(14)
Total					$(10)	$(40,840)	$40,830

[1]	Fund pays the total return of the reference entity and receives the floating rate.

[2]	Fund pays the floating rate and receives the total return of the reference entity.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments) Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

34	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	Series M Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$10,421,144	—	$10,421,144
Non-Agency Mortgage-Backed Securities	—	35,306,012	$1,265,632	36,571,644
U.S. Government Sponsored Agency Securities	—	684,829,987	—	684,829,987
Short-Term Securities	$143,107,840	—	—	143,107,840
Liabilities:
Investments in Securities:
TBA Sale Commitments	—	(299,233,883)	—	(299,233,883)
Total	$143,107,840	$431,323,260	$1,265,632	$575,696,732

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$99,310	$55,996	—	$155,306
Liabilities:
Interest rate contracts	(15,390)	(102,948)	—	(118,338)
Total	$83,920	$(46,952)	—	$36,968

[1]    Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$415,000	—	—	$415,000
Cash pledged for centrally cleared swaps	608,000	—	—	608,000
Liabilities:
Cash received as collateral for TBA commitments	—	$(160,000)	—	(160,000)
Total	$1,023,000	$(160,000)	—	$863,000

There were no transfers between levels during the six months ended September 30, 2014.

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	35

Schedule of Investments September 30, 2014 (Unaudited)	Series P Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 25.8%
BlackRock Allocation Target Shares: Series S Portfolio	7,935,110	$77,764,079

Value
Total Affiliated Investment Companies (Cost — $78,086,356) — 25.8%	$77,764,079
Other Assets Less Liabilities — 74.2%	223,987,576

Net Assets — 100.0%	$301,751,655

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Portfolio during the six months ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at March 31, 2014	Shares Purchased	Shares Held at September 30, 2014	Value at September 30, 2014	Income
BlackRock Allocation Target Shares: Series S Portfolio	6,350,110	1,585,000	7,935,110	$77,764,079	$915,399

•	Financial futures contracts outstanding as of September 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(275)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	December 2014	$60,182,031	$4,132
(14)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	December 2014	$1,655,609	(6,000)
(1,552)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2014	$193,442,250	1,065,571
Total					$1,063,703

•	Centrally cleared interest rate swaps outstanding as of September 30, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)	Unrealized Depreciation
2.74%[1]	3-month LIBOR	Chicago Mercantile	6/30/24	$130,000	$(2,200,053)

[1]	Fund pays the fixed rate and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

36	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	Series P Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Affiliated Investment Companies	$77,764,079	—	—	$77,764,079

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$1,069,703	—	—	$1,069,703
Liabilities:
Interest rate contracts	(6,000)	$(2,200,053)	—	(2,206,053)
Total	$1,063,703	$(2,200,053)	—	$(1,136,350)

[1] Derivative financial instruments are swaps and financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets in which the fair value approximates the carrying amount for financial statement purposes. As of September 30, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$216,259,629	—	—	$216,259,629
Cash pledged for financial futures contracts	2,072,000	—	—	2,072,000
Cash pledged for centrally cleared swaps	3,681,000	—	—	3,681,000
Total	$222,012,629	—	—	$222,012,629

There were no transfers between levels during the six months ended September 30, 2014.

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	37

Schedule of Investments September 30, 2014 (Unaudited)	Series S Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
American Express Credit Account Master Trust, Series 2013-3, Class A, 0.98%, 5/15/19	$750	$749,302
AmeriCredit Automobile Receivables Trust:
Series 2011-3, Class D, 4.04%, 7/10/17	669	688,493
Series 2013-2, Class B, 1.19%, 5/08/18	480	480,027
Series 2013-2, Class C, 1.79%, 3/08/19	575	575,895
Series 2013-4, Class A3, 0.96%, 4/09/18	800	801,811
Series 2013-4, Class B, 1.66%, 9/10/18	300	301,507
Series 2013-4, Class C, 2.72%, 9/09/19	300	305,551
Series 2013-5, Class C, 2.29%, 11/08/19	545	545,767
BA Credit Card Trust, Series 2014-A1, Class A, 0.53%, 6/15/21 (a)	990	989,149
Chesapeake Funding LLC, Series 2012-1A, Class A, 0.91%, 11/07/23 (a)(b)	175	175,632
Citibank Credit Card Issuance Trust:
Series 2007-A8, Class A8, 5.65%, 9/20/19	3,715	4,158,460
Series 2013-A6, Class A6, 1.32%, 9/07/18	348	350,330
CNH Equipment Trust, Series 2014-A, Class A4, 1.50%, 5/15/20	1,850	1,832,958
Credit Acceptance Auto Loan Trust:
Series 2012-1A, Class A, 2.20%, 9/16/19 (b)	346	347,005
Series 2013-1A, Class A, 1.21%, 10/15/20 (b)	770	771,116
Series 2013-2A, Class A, 1.50%, 4/15/21 (b)	1,150	1,155,223
Discover Card Execution Note Trust, Series 2013-A5, Class A5, 1.04%, 4/15/19	535	534,729
Ford Credit Floorplan Master Owner Trust:
Series 2012-2, Class D, 3.50%, 1/15/19	965	1,005,383
Series 2014-1, Class A1, 1.20%, 2/15/19	1,715	1,709,323
HLSS Servicer Advance Receivables Trust, Series 2014-T1, Class AT1, 1.24%, 1/17/45 (b)	355	355,213
Honda Auto Receivables Owner Trust, Series 2013-3, Class A4, 1.13%, 9/16/19	775	778,389
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (b)	1,595	1,594,968
Series 2014-2A, Class A, 2.47%, 9/18/24 (b)	2,285	2,285,715
PFS Financing Corp., Series 2014-AA, Class A, 0.75%, 2/15/19 (a)(b)	1,050	1,051,969
Prestige Auto Receivables Trust, Series 2013-1A, Class B, 1.74%, 5/15/19 (b)	1,300	1,300,797
Santander Drive Auto Receivables Trust:
Series 2012-1, Class C, 3.78%, 11/15/17	390	397,251
Series 2012-3, Class C, 3.01%, 4/16/18	1,075	1,096,842
Series 2012-5, Class C, 2.70%, 8/15/18	160	163,428
Series 2012-6, Class C, 1.94%, 3/15/18	145	146,107
Series 2012-AA, Class A3, 0.65%, 3/15/17 (b)	412	412,193
Series 2012-AA, Class B, 1.21%, 10/16/17 (b)	555	557,009
Series 2012-AA, Class C, 1.78%, 11/15/18 (b)	1,330	1,339,492
Series 2013-1, Class C, 1.76%, 1/15/19	1,315	1,317,608
Series 2013-3, Class C, 1.81%, 4/15/19	450	448,337
Series 2013-4, Class A2, 0.89%, 9/15/16	84	83,716
Series 2013-A, Class C, 3.12%, 10/15/19 (b)	720	737,453

Asset-Backed Securities	Par (000)	Value
Series 2014-S1, Class R, 1.42%, 8/16/18 (b)	$845	$844,725
SLM Private Credit Student Loan Trust:
Series 2003-B, Class A2, 0.63%, 3/15/22 (a)	289	288,701
Series 2004-B, Class A2, 0.43%, 6/15/21 (a)	394	391,654
SLM Private Education Loan Trust:
Series 2011-C, Class A1, 1.55%, 12/15/23 (a)(b)	999	1,005,794
Series 2012-B, Class A1, 1.25%, 12/15/21 (a)(b)	86	86,118
Series 2012-C, Class A1, 1.25%, 8/15/23 (a)(b)	408	411,131
Series 2012-E, Class A1, 0.90%, 10/16/23 (a)(b)	699	701,991
Series 2013-4, Class A, 0.71%, 6/25/27 (a)	660	659,905
Series 2013-A, Class A1, 0.75%, 8/15/22 (a)(b)	1,695	1,697,775
Series 2013-C, Class A1, 1.00%, 2/15/22 (a)(b)	729	732,951
Toyota Auto Receivables Owner Trust, Series 2013-A, Class A4, 0.69%, 11/15/18	775	772,275
World Financial Network Credit Card Master Trust, Series 2012-D, Class B, 3.34%, 4/17/23	330	336,337
Total Asset-Backed Securities — 16.1%		39,473,505

Corporate Bonds
Air Freight & Logistics — 0.1%
Federal Express Corp. Pass-Through Trust, Series 2012, 2.63%, 1/15/18 (b)	210	213,250
Airlines — 0.7%
Continental Airlines Pass-Through Trust, Series 2009-1, 9.00%, 7/08/16	522	574,697
UAL Pass-Through Trust:
10.40%, 5/01/18	255	282,406
9.75%, 7/15/18	329	371,969
Virgin Australia Trust, Series 2013-1A, 5.00%, 10/23/25 (b)	558	582,020

		1,811,092
Auto Components — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17	350	346,500
Automobiles — 0.7%
Daimler Finance North America LLC:
1.30%, 7/31/15 (b)	1,340	1,348,254
1.45%, 8/01/16 (b)	300	302,096

		1,650,350
Banks — 9.1%
Abbey National Treasury Services PLC, 2.35%, 9/10/19	700	691,043
ABN AMRO Bank NV, 1.04%, 10/28/16 (a)(b)	550	554,961
Amsouth Bank, Series AI, 5.20%, 4/01/15	800	816,366
Bank of America Corp.:
6.50%, 8/01/16	1,107	1,208,234
1.70%, 8/25/17	2,585	2,573,830
5.75%, 12/01/17	935	1,040,375
5.65%, 5/01/18	1,960	2,180,104
2.60%, 1/15/19	2,000	1,996,104

See Notes to Financial Statements.

38	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Banks (concluded)
The Bear Stearns Cos. LLC:
6.40%, 10/02/17	$655	$740,914
7.25%, 2/01/18	1,200	1,396,058
BPCE SA, 0.84%, 6/23/17 (a)	1,150	1,153,083
Citigroup, Inc.:
1.70%, 7/25/16 (c)	1,870	1,888,952
2.50%, 7/29/19	1,150	1,139,752
First Republic Bank, 2.38%, 6/17/19	365	364,301
Huntington Bancshares, Inc., 2.60%, 8/02/18	1,100	1,111,712
Intesa Sanpaolo SpA, 2.38%, 1/13/17	1,125	1,137,501
Regions Financial Corp., 2.00%, 5/15/18	1,000	988,193
Standard Chartered PLC:
5.50%, 11/18/14 (b)	150	150,960
1.50%, 9/08/17 (b)	1,250	1,245,500

		22,377,943
Beverages — 0.4%
SABMiller Holdings, Inc., 2.45%, 1/15/17 (b)	1,000	1,021,602
Capital Markets — 5.8%
The Bank of New York Mellon Corp., 2.30%, 9/11/19	1,505	1,492,615
Credit Suisse AG, 1.38%, 5/26/17	2,090	2,078,181
The Goldman Sachs Group, Inc.:
5.35%, 1/15/16	489	516,688
3.63%, 2/07/16	1,761	1,819,856
6.25%, 9/01/17	2,217	2,490,245
5.95%, 1/18/18	2,600	2,910,684
2.38%, 1/22/18	242	244,512
Morgan Stanley:
5.75%, 10/18/16	250	271,903
6.63%, 4/01/18	1,000	1,145,224
2.13%, 4/25/18	409	408,957
2.38%, 7/23/19	750	738,141
Murray Street Investment Trust I, 4.65%, 3/09/17 (d)	140	149,850

		14,266,856
Chemicals — 0.5%
Lubrizol Corp., 8.88%, 2/01/19	423	533,961
Rockwood Specialties Group, Inc., 4.63%, 10/15/20	600	619,500

		1,153,461
Commercial Services & Supplies — 0.5%
Aviation Capital Group Corp.:
3.88%, 9/27/16 (b)	900	925,687
4.63%, 1/31/18 (b)	200	208,483

		1,134,170
Consumer Finance — 4.3%
American Express Credit Corp.:
2.75%, 9/15/15	1,005	1,026,021
1.30%, 7/29/16	1,260	1,268,404
2.80%, 9/19/16	500	516,517
Capital One Financial Corp.:
3.15%, 7/15/16	800	828,264
5.25%, 2/21/17	1,000	1,088,946
2.45%, 4/24/19	1,464	1,457,857
Ford Motor Credit Co. LLC:
4.21%, 4/15/16	100	104,582
3.98%, 6/15/16	120	125,684
8.00%, 12/15/16	500	568,737
1.72%, 12/06/17	2,000	1,985,900
2.38%, 3/12/19	1,150	1,138,351
Synchrony Financial, 1.88%, 8/15/17	405	405,559

		10,514,822

Corporate Bonds	Par (000)	Value
Diversified Financial Services — 2.6%
International Lease Finance Corp., 6.75%, 9/01/16 (b)	$527	$567,843
JPMorgan Chase & Co.:
5.15%, 10/01/15 (c)	680	709,258
2.60%, 1/15/16 (c)	940	959,951
3.45%, 3/01/16	573	593,417
3.15%, 7/05/16	939	971,823
JPMorgan Chase Bank, NA, 6.00%, 10/01/17	250	279,515
Moody’s Corp., 2.75%, 7/15/19	690	693,630
Voya Financial, Inc., 2.90%, 2/15/18	1,502	1,545,229

		6,320,666
Diversified Telecommunication Services — 2.1%
AT&T Inc., 0.90%, 2/12/16 (c)	1,040	1,041,222
Verizon Communications, Inc.:
2.50%, 9/15/16	3,510	3,602,285
2.55%, 6/17/19	400	401,266

		5,044,773
Electric Utilities — 1.6%
Ohio Power Co., 6.05%, 5/01/18	1,275	1,450,849
Oncor Electric Delivery Co. LLC, 6.38%, 1/15/15	540	548,858
Progress Energy, Inc., 5.63%, 1/15/16	1,000	1,061,056
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (b)	926	934,783

		3,995,546
Electronic Equipment, Instruments & Components — 0.2%
Jabil Circuit, Inc., 7.75%, 7/15/16	354	389,400
Energy Equipment & Services — 1.0%
Transocean, Inc., 4.95%, 11/15/15	430	446,542
Weatherford International Ltd.:
5.50%, 2/15/16	1,500	1,588,242
9.63%, 3/01/19	260	333,792

		2,368,576
Food Products — 0.3%
WM Wrigley Jr. Co., 2.00%, 10/20/17 (b)	700	706,546
Health Care Equipment & Supplies — 0.2%
Boston Scientific Corp., 6.25%, 11/15/15	425	449,846
Health Care Providers & Services — 0.3%
WellPoint, Inc.:
1.25%, 9/10/15	306	307,796
2.38%, 2/15/17	500	511,909

		819,705
Hotels, Restaurants & Leisure — 0.7%
Carnival Corp., 1.88%, 12/15/17	1,800	1,802,225
Insurance — 3.7%
AIA Group Ltd., 2.25%, 3/11/19 (b)	500	495,513
American International Group, Inc.:
5.45%, 5/18/17	375	413,248
5.85%, 1/16/18	1,500	1,687,385
8.25%, 8/15/18	779	951,513
AXIS Specialty Finance PLC, 2.65%, 4/01/19	736	738,429
Genworth Holdings, Inc., 6.52%, 5/22/18	563	634,226
The Hartford Financial Services Group, Inc., 4.00%, 10/15/17	477	510,414
Jackson National Life Global Funding, 2.30%, 4/16/19 (b)	800	797,889
Lincoln National Corp., 4.30%, 6/15/15 (c)	810	830,576
Marsh & McLennan Cos., Inc.: 2.30%, 4/01/17	1,000	1,016,645

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	39

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Insurance (concluded)
9.25%, 4/15/19	$600	$776,384
XLIT Ltd., 2.30%, 12/15/18	300	299,735

		9,151,957
IT Services — 0.3%
Computer Sciences Corp., 2.50%, 9/15/15	345	350,208
The Western Union Co., 2.38%, 12/10/15	500	507,891

		858,099
Life Sciences Tools & Services — 1.0%
Life Technologies Corp., 3.50%, 1/15/16	1,225	1,264,507
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16	1,250	1,273,619

		2,538,126
Machinery — 0.3%
Crane Co., 2.75%, 12/15/18	250	254,459
Pentair Finance SA, 1.35%, 12/01/15	400	402,285

		656,744
Media — 2.5%
British Sky Broadcasting Group PLC:
6.10%, 2/15/18 (b)	278	313,191
2.63%, 9/16/19 (b)	1,255	1,254,244
COX Communications, Inc., 6.25%, 6/01/18 (b)	1,000	1,142,089
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.13%, 2/15/16	1,576	1,621,710
2.40%, 3/15/17	295	301,586
The Interpublic Group of Cos., Inc., 2.25%, 11/15/17	942	945,698
Omnicom Group, Inc., 5.90%, 4/15/16	254	272,700
TCM Sub LLC, 3.55%, 1/15/15 (b)	200	201,691
Time Warner Cable, Inc., 5.85%, 5/01/17	135	149,634

		6,202,543
Metals & Mining — 0.3%
Freeport-McMoRan Copper & Gold, Inc., 1.40%, 2/13/15	335	335,943
Rio Tinto Finance USA Ltd., 1.88%, 11/02/15	510	516,814

		852,757
Multi-Utilities — 0.2%
CenterPoint Energy, Inc., Series B, 6.85%, 6/01/15	375	390,003
Oil, Gas & Consumable Fuels — 1.3%
Enterprise Products Operating LLC, Series A, 8.38%, 8/01/66 (a)	660	726,000
Husky Energy, Inc., 7.25%, 12/15/19	556	677,094
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	311	347,840
Pioneer Natural Resources Co., 5.88%, 7/15/16	1,290	1,391,106

		3,142,040
Pharmaceuticals — 1.7%
Actavis, Inc., 1.88%, 10/01/17	1,684	1,669,487
Mylan, Inc.:
6.00%, 11/15/18 (b)	1,000	1,036,199
7.88%, 7/15/20 (b)	569	620,655
Perrigo PLC, 2.30%, 11/08/18 (b)	500	496,664
Zoetis, Inc., 1.15%, 2/01/16	250	250,542

		4,073,547
Professional Services — 0.1%
Experian Finance PLC, 2.38%, 6/15/17 (b)(c)	290	294,496
Real Estate Investment Trusts (REITs) — 5.2%
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2.00%, 2/06/17 (b)	1,751	1,750,033

Corporate Bonds	Par (000)	Value
Real Estate Investment Trusts (REITs) (concluded)
ERP Operating LP:
6.58%, 4/13/15	$900	$928,370
5.13%, 3/15/16	432	458,668
HCP, Inc.:
3.75%, 2/01/16	130	134,984
6.00%, 1/30/17	750	828,382
Health Care REIT, Inc.:
6.20%, 6/01/16	600	651,394
4.70%, 9/15/17	1,450	1,574,975
Host Hotels & Resorts LP, 5.88%, 6/15/19	1,070	1,133,727
Prologis LP:
4.50%, 8/15/17	300	321,340
4.00%, 1/15/18 (c)	1,400	1,481,157
Ventas Realty LP, 1.55%, 9/26/16	1,343	1,352,230
Ventas Realty LP/Ventas Capital Corp., 2.00%, 2/15/18	657	657,135
WEA Finance LLC/Westfield UK & Europe Finance PLC:
1.75%, 9/15/17 (b)	475	475,696
2.70%, 9/17/19 (b)	900	902,134

		12,650,225
Road & Rail — 2.2%
ERAC USA Finance LLC, 6.38%, 10/15/17 (b)	780	887,333
Kansas City Southern de Mexico SA de CV, 0.94%, 10/28/16 (a)	850	854,539
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.13%, 5/11/15 (b)	818	829,558
3.75%, 5/11/17 (b)	90	94,626
3.38%, 3/15/18 (b)	1,906	1,985,831
2.88%, 7/17/18 (b)	363	371,436
Ryder System, Inc., 2.45%, 11/15/18	400	403,890

		5,427,213
Semiconductors & Semiconductor Equipment — 0.4%
Maxim Integrated Products, Inc., 2.50%, 11/15/18	1,000	1,005,772
Specialty Retail — 0.6%
QVC, Inc.:
3.13%, 4/01/19	1,295	1,299,495
7.38%, 10/15/20 (b)	150	159,796

		1,459,291
Technology Hardware, Storage & Peripherals — 0.3%
Hewlett-Packard Co., 2.63%, 12/09/14 (c)	360	361,512
Seagate HDD Cayman, 3.75%, 11/15/18 (b)	250	255,000

		616,512
Thrifts & Mortgage Finance — 0.5%
Astoria Financial Corp., 5.00%, 6/19/17	1,050	1,127,333
Tobacco — 0.5%
Lorillard Tobacco Co., 2.30%, 8/21/17	1,037	1,049,323
Reynolds American, Inc., 1.05%, 10/30/15	250	250,747

		1,300,070
Trading Companies & Distributors — 1.4%
Air Lease Corp.:
4.50%, 1/15/16	300	310,500
2.13%, 1/15/18	1,385	1,374,613
3.38%, 1/15/19	500	506,250
GATX Corp.:
2.38%, 7/30/18	250	251,486
2.50%, 3/15/19	1,000	1,000,755

		3,443,604

See Notes to Financial Statements.

40	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Wireless Telecommunication Services — 1.0%
ADC Telecommunications, Inc., 3.50%, 7/15/15 (e)	$1,410	$1,424,100
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17	100	101,162
Rogers Communications, Inc., 6.80%, 8/15/18	482	564,346
SBA Tower Trust, 4.25%, 4/15/40 (b)	255	259,758

		2,349,366
Total Corporate Bonds — 54.7%		133,927,027

Foreign Agency Obligations
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (b)	1,010	1,012,485
Corp Nacional del Cobre de Chile, 4.75%, 10/15/14 (b)	620	620,217
Petrobras Global Finance BV, 2.00%, 5/20/16	443	442,978
Petrobras International Finance Co., 3.88%, 1/27/16	380	388,930
Sinopec Capital Ltd., 1.25%, 4/24/16 (b)	750	748,147
Total Foreign Agency Obligations — 1.3%		3,212,757

Foreign Government Obligations
Iceland — 0.5%
Republic of Iceland:
4.88%, 6/16/16	795	827,500
4.88%, 6/16/16	315	327,877

		1,155,377
Latvia — 0.4%
Republic of Latvia, 5.25%, 2/22/17	1,000	1,085,000
Total Foreign Government Obligations — 0.9%		2,240,377

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.0%
Arran Residential Mortgages Funding PLC, Series 2011-1A, Class A2C, 1.68%, 11/19/47 (a)(b)	609	615,652
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A, 2.67%, 10/25/34 (a)	58	57,723
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, 0.89%, 11/25/34 (a)	6	6,154
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB1, Class 2A, 2.54%, 5/20/34 (a)	174	166,460
Granite Master Issuer PLC:
Series 2006-1A, Class A5, 0.29%, 12/20/54 (a)(b)	535	531,434
Series 2006-3, Class A3, 0.23%, 12/20/54 (a)	486	484,160
Series 2006-3, Class A4, 0.23%, 12/20/54 (a)	559	556,784

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Holmes Master Issuer PLC:
Series 2011-3A, Class A2, 1.78%, 10/21/54 (a)(b)	$193	$193,446
Series 2011-3X, Class A2, 1.78%, 10/15/54 (a)	271	272,170
Series 2012-1A, Class A2, 1.88%, 10/15/54 (a)(b)	784	789,134
Series 2012-1X, Class A2, 1.88%, 10/15/54 (a)	657	660,820
Lanark Master Issuer PLC, Series 2012-2A, Class 1A, 1.63%, 12/22/54 (a)(b)	383	388,968
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.39%, 6/25/34 (a)	156	158,177

		4,881,082
Commercial Mortgage-Backed Securities — 17.6%
Banc of America Commercial Mortgage Trust:
Series 2007-3, Class A1A, 5.79%, 6/10/49 (a)	433	468,599
Series 2007-5, Class A3, 5.62%, 2/10/51	62	61,431
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-PWR8, Class A4 4.67%, 6/11/41	2,385	2,417,862
Series 2006-PW12, Class A4, 5.89%, 9/11/38 (a)	992	1,055,071
Series 2007-PW16, Class A4, 5.90%, 6/11/40 (a)	700	768,981
Series 2007-PW16, Class AM, 5.90%, 6/11/40 (a)	750	822,281
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2005-CD1, Class A4, 5.40%, 7/15/44 (a)	832	854,597
Series 2007-CD5, Class AJA, 6.32%, 11/15/44 (a)	640	693,179
Series 2007-CD5, Class AMA, 6.32%, 11/15/44 (a)	775	858,339
Commercial Mortgage Trust:
Series 2007-C9, Class A4, 5.99%, 12/10/49 (a)	1,440	1,585,659
Series 2010-C1, Class A1, 3.16%, 7/10/46 (b)	655	665,646
Series 2013-CR12, Class A2, 2.90%, 10/10/46	1,730	1,774,309
Series 2013-FL3, Class A, 1.67%, 10/13/28 (a)(b)	887	892,843
Series 2013-SFS, Class A1, 1.87%, 4/12/35 (b)	422	410,563
Series 2014-UBS2, Class A2, 2.82%, 3/10/47	1,380	1,407,426
Credit Suisse Commercial Mortgage Trust:
Series 2007-C5, Class AAB, 5.62%, 9/15/40 (a)	634	669,469
Series 2008-C1, Class A2, 6.17%, 2/15/41 (a)	286	284,589
Del Coronado Trust, Series 2013-HDC, Class A, 0.96%, 3/15/26 (a)(b)	325	324,621

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	41

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Deutsche Bank Re-REMIC Trust, Series 2011-C32, Class A3A, 5.93%, 6/17/49 (a)(b)	$1,045	$1,135,662
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class A2, 5.42%, 12/10/49	30	29,842
GMAC Commercial Mortgage Securities, Inc., Series 2004-C2, Class A4, 5.30%, 8/10/38 (a)	7	7,297
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 6.01%, 7/10/38 (a)	1,161	1,231,789
GS Mortgage Securities Trust, Series 2006-GG6, Class A4, 5.55%, 4/10/38 (a)	1,000	1,042,000
Hilton USA Trust, Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (b)	1,675	1,707,689
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A5, 4.88%, 1/15/42	449	449,929
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-LN2, Class A2, 5.12%, 7/15/41	63	63,312
Series 2005-LDP3, Class A4A, 4.94%, 8/15/42 (a)	535	547,047
Series 2006-LDP9, Class A3, 5.34%, 5/15/47	2,871	3,076,301
Series 2007-CB18, Class A4, 5.44%, 6/12/47	1,692	1,822,634
LB-UBS Commercial Mortgage Trust:
Series 2005-C2, Class A5 5.15%, 4/15/30 (a)	450	454,360
Series 2005-C5, Class A4, 4.95%, 9/15/30	537	545,869
Series 2007-C1, Class A4, 5.42%, 2/15/40	572	616,555
Series 2007-C2, Class A3, 5.43%, 2/15/40	787	851,954
Series 2007-C6, Class AM, 6.11%, 7/15/40 (a)	285	311,730
Series 2007-C7, Class AM, 6.37%, 9/15/45 (a)	1,350	1,517,997
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4, 4.75%, 5/12/15 (a)	464	469,973
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AM, 5.20%, 12/12/49	750	805,654
Morgan Stanley Capital I Trust:
Series 2005-HQ7, Class A4, 5.38%, 11/14/42 (a)	747	765,794
Series 2006-IQ12, Class A1A, 5.32%, 12/15/43	833	895,605
Series 2006-IQ12, Class A4, 5.33%, 12/15/43	611	654,118
Series 2007-IQ15, Class A4, 6.11%, 6/11/49 (a)	1,231	1,351,905
Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.00%, 7/27/49 (b)	558	560,000
Motel 6 Trust:
Series 2012-MTL6, Class A1, 1.50%, 10/05/25 (b)	165	163,795
Series 2012-MTL6, Class A2, 1.95%, 10/05/25 (b)	885	884,546
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (b)	179	176,810
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C23, Class A4, 5.42%, 1/15/45 (a)	1,187	1,231,188

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Series 2006-C29, Class A1A, 5.30%, 11/15/48	$791	$848,640
Series 2007-C32, Class A1A, 5.93%, 6/15/49 (a)	917	992,715
Series 2007-C33, Class AM, 6.14%, 2/15/51 (a)	610	666,181
Series 2007-C33, Class A4, 6.14%, 2/15/51 (a)	570	614,019
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (b)	195	195,138
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2, 3.79%, 2/15/44 (b)	480	494,232

		43,197,745
Interest Only Commercial Mortgage-Backed Securities — 1.3%
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR2, Class XA, 2.08%, 8/15/45 (a)	1,095	112,223
Series 2013-CR7, Class XA, 1.70%, 3/10/46 (a)	3,547	296,187
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class XA, 2.08%,12/15/47 (a)	4,688	452,427
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C17, Class XA, 1.25%, 1/15/47 (a)	3,642	240,312
Series 2013-LC11, Class XA, 1.72%, 4/15/46 (a)	5,254	472,083
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class XA, 1.40%, 11/15/46 (a)	4,219	323,653
WF-RBS Commercial Mortgage Trust:
Series 2012-C9, Class XA, 2.38%, 11/15/45 (a)(b)	3,297	380,672
Series 2013-C14, Class XA, 1.05%, 6/15/46 (a)	9,842	545,921
Series 2013-C15, Class XA, 0.78%, 8/15/46 (a)	7,609	277,741

		3,101,219
Total Non-Agency Mortgage-Backed Securities — 20.9%		51,180,046

Taxable Municipal Bonds — 0.1%
State of California GO, 3.95%, 11/01/15	175	181,283

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.5%
Freddie Mac:
Series 3959, Class MA, 4.50%, 11/15/41	614	664,426
Series 3986, Class M, 4.50%, 9/15/41	542	586,987

		1,251,413
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae, Series 2013-M5, Class X2, 2.49%, 1/25/22 (a)	1,512	175,993

See Notes to Financial Statements.

42	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Series S Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Freddie Mac, Series K710, Class X1, 0.09%, 5/25/19(a)	$2,868	$199,863

		375,856
Mortgage-Backed Securities — 15.8%
Fannie Mae Mortgage-Backed Securities:
2.00%, 10/01/29 (f)	1,350	1,320,996
2.50%, 12/01/27-10/01/29 (f)	5,226	5,277,198
3.00%, 10/01/29 (f)	8,385	8,636,550
3.50%, 10/01/29 (f)	9,345	9,823,201
3.67%, 9/01/42 (a)	1,474	1,551,331
4.00%, 10/01/29-10/01/44 (f)	8,215	8,666,083
5.00%, 7/01/19-7/01/25	1,709	1,822,077
Freddie Mac Mortgage-Backed Securities:
5.00%, 1/01/19-9/01/21	775	823,064
5.50%, 5/01/22	686	733,045

		38,653,545
Total U.S. Government Sponsored Agency Securities — 16.4%		40,280,814

U.S. Treasury Obligations	Par 000	Value
U.S. Treasury Notes:
0.50%, 8/31/16 (c)	$19,000	$18,980,696
0.88%, 9/15/16-8/15/17 (c)	33,155	33,164,998
0.63%, 10/15/16-11/15/16 (c)	22,799	22,787,079
1.00%, 9/15/17	4,000	3,993,752
1.63%, 3/31/19-8/31/19 (c)	16,175	16,097,012
Total U.S. Treasury Obligations — 38.8%		95,023,537
Total Long-Term Investments Cost — $366,394,958) — 149.2%		365,519,346

Short-Term Securities	Shares
Dreyfus Treasury Prime, 0.00% (g)	8,106,966	8,106,966
Total Short-Term Securities (Cost — $8,106,966) — 3.3%		8,106,966
Total Investments (Cost — $374,501,924) — 152.5%		373,626,312
Liabilities in Excess of Other Assets — (52.5)%		(128,641,055)

Net Assets — 100.0%		$244,985,257

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(e)	Convertible security.

(f)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation
Deutsche Bank Securities, Inc.	$25,966,627	$29,339
J.P. Morgan Securities LLC	$4,064,063	$7,596

(g)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of September 30, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.05%	12/05/13	Open	$3,504,375	$3,504,375
Deutsche Bank Securities, Inc.	0.32%	2/11/14	Open	1,384,000	1,386,815
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.05%	2/28/14	Open	4,015,000	4,015,946
BNP Paribas Securities Corp.	0.02%	3/21/14	Open	3,394,238	3,395,499
Barclays Capital, Inc.	0.04%	4/17/14	Open	281,000	281,438
Barclays Capital, Inc.	0.35%	4/17/14	Open	918,000	919,431
Deutsche Bank Securities, Inc.	0.32%	4/21/14	Open	993,000	994,406
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.05%	5/08/14	Open	11,096,250	11,098,891
RBC Capital Markets, LLC	0.34%	6/05/14	Open	1,790,525	1,792,488
Credit Suisse Securities (USA) LLC	0.35%	7/07/14	Open	327,150	327,414
Credit Suisse Securities (USA) LLC	0.35%	7/07/14	Open	689,350	689,907
Credit Suisse Securities (USA) LLC	0.35%	7/07/14	Open	775,575	776,202
BNP Paribas Securities Corp.	0.04%	7/08/14	Open	8,205,656	8,207,529
BNP Paribas Securities Corp.	0.05%	7/08/14	Open	15,118,875	15,122,326
RBC Capital Markets, LLC	0.09%	7/10/14	Open	8,621,500	8,623,250
Deutsche Bank Securities, Inc.	0.05%	8/29/14	Open	9,987,500	9,987,591

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	43

Schedule of Investments (continued)	Series S Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	(0.04)%	9/11/14	Open	$9,987,500	$9,987,500
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(0.99)%	9/22/14	Open	7,950,000	7,954,348
BNP Paribas Securities Corp.	(0.04)%	9/25/14	Open	6,991,250	6,991,285
Total				$96,030,744	$96,056,641

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts outstanding as of September 30, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)
334	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	December 2014	$73,093,813	$(1,133)
(528)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	December 2014	$62,440,125	42,002
(102)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2014	$12,713,344	84,015
Total					$124,884

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$38,628,780	$844,725	$39,473,505
Corporate Bonds	—	132,502,927	1,424,100	133,927,027
Foreign Agency Obligations	—	3,212,757	—	3,212,757
Foreign Government Obligations	—	2,240,377	—	2,240,377
Non-Agency Mortgage-Backed Securities	—	51,003,236	176,810	51,180,046
Taxable Municipal Bonds	—	181,283	—	181,283
U.S. Government Sponsored Agency Securities	—	40,280,814	—	40,280,814
U.S. Treasury Obligations	—	95,023,537	—	95,023,537
Short-Term Securities	$8,106,966	—	—	8,106,966

Total	$8,106,966	$363,073,711	$2,445,635	$373,626,312

See Notes to Financial Statements.

44	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	Series S Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$126,017	—	—	$126,017
Liabilities:
Interest rate contracts	(1,133)	—	—	(1,133)

Total	$124,884	—	—	$124,884

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value, approximates the carrying amount or face value including accrued interest, for financial statement purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$552,000	—	—	$552,000
Liabilities:
Bank overdraft	—	$(2,721,970)	—	(2,721,970)
Reverse repurchase agreements	—	(96,056,641)	—	(96,056,641)

Total	$552,000	$(98,778,611)	—	$(98,226,611)

There were no transfers between levels during the six months ended September 30, 2014.

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	45

Statements of Assets and Liabilities

September 30, 2014 (Unaudited)	Series C Portfolio	Series E Portfolio	Series M Portfolio	Series P Portfolio	Series S Portfolio

Assets
Investments at value — unaffiliated[1]	$342,389,603	$10,345,170	$874,930,615	—	$373,626,312
Investments at value — affiliated[2]	—	—	—	$77,764,079	—
Cash	14,216	—	—	216,259,629	—
Cash pledged as collateral for OTC derivatives	800,000	—	—	—	—
Cash pledged for financial futures contracts	228,000	—	415,000	2,072,000	552,000
Cash pledged for centrally cleared swaps	—	—	608,000	3,681,000	—
Variation margin receivable on centrally cleared swaps	—	—	2,240	157,791	—
Variation margin receivable on financial futures contracts	1,423	—	1,539	208,164	29,527
Investments sold receivable	498,369	258,883	3,701,963	—	950,159
TBA sale commitments receivable	—	—	298,695,652	—	—
Swap premiums paid	23,653	—	10,745	—	—
Unrealized appreciation on OTC swaps	121,616	—	55,993	—	—
Capital shares sold receivable	1,247,729	—	1,500,215	1,495,286	248,116
Interest receivable	3,293,236	114,830	1,004,490	—	1,618,840
Receivable from Manager	29,779	—	35,294	26,083	22,763
Principal paydowns receivable	—	—	11,870	—	—
Dividends receivable — affiliated	—	—	—	174,167	—
Deferred offering costs	—	3,899	—	—	—
Prepaid expenses	29,136	1,210	43,546	39,416	37,689

Total assets	348,676,760	10,723,992	1,181,017,162	301,877,615	377,085,406

Liabilities
Bank overdraft	—	—	—	—	2,721,970
Cash received as collateral for TBA commitments	—	—	160,000	—	—
Options written at value[3]	1,464,027	—	—	—	—
TBA sale commitments at value[4]	—	—	299,233,883	—	—
Reverse repurchase agreements	18,346,431	—	—	—	96,056,641
Variation margin payable on financial futures contracts	56,734	—	23,513	—	—
Investments purchased payable	2,895,764	484,087	453,987,052	—	32,461,319
Swaps payable	—	—	4,075	—	—
Swap premiums received	80,778	—	51,585	—	—
Unrealized depreciation on OTC swaps	153,480	—	15,163	—	—
Income dividends payable	1,005,937	37,397	740,948	—	549,542
Capital shares redeemed payable	975,743	—	1,112,695	81,879	217,138
Professional fees payable	30,567	10,812	25,518	20,633	26,056
Officer’s and Trustees’ fees payable	6,109	781	5,912	5,666	5,690
Payable to Manager	—	30,546	—	—	—
Other accrued expenses payable	80,269	4,688	89,676	17,782	61,793

Total liabilities	25,095,839	568,311	755,450,020	125,960	132,100,149

Net Assets	$323,580,921	$10,155,681	$425,567,142	$301,751,655	$244,985,257

Net Assets Consist of
Paid-in capital	$303,978,464	$10,000,000	$423,227,018	$310,399,691	$246,604,594
Undistributed (distributions in excess of) net investment income	47,593	(356)	(139,664)	1,005,863	(454,441)
Accumulated net realized gain (loss)	2,795,349	32,206	610,136	(8,195,272)	(414,168)
Net unrealized appreciation/depreciation	16,759,515	123,831	1,869,652	(1,458,627)	(750,728)

Net Assets	$323,580,921	$10,155,681	$425,567,142	$301,751,655	$244,985,257

Net Asset Value
Shares outstanding[5]	30,395,561	1,000,000	43,128,375	30,329,950	25,000,624

Net asset value	$10.65	$10.16	$9.87	$9.95	$9.80

[1] Investments at cost — unaffiliated	$326,397,683	$10,221,339	$872,559,700	—	$374,501,924
[2] Investments at cost — affiliated	—	—	—	$78,086,356	—
[3] Premiums received	$2,355,519	—	—	—	—
[4] Proceeds from TBA sale commitments	—	—	$298,695,652	—	—
[5] Unlimited shares authorized, $0.001 par value.

See Notes to Financial Statements.

46	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Statements of Operations

Six Months Ended September 30, 2014 (Unaudited)	Series C Portfolio	Series E Portfolio[2]	Series M Portfolio	Series P Portfolio	Series S Portfolio

Investment Income
Interest	$6,453,743	$57,590	$3,224,415	—	$2,960,739
Dividends — unaffiliated	11	—	31	—	46
Dividends — affiliated	—	—	—	$915,399	—

Total income	6,453,754	57,590	3,224,446	915,399	2,960,785

Expenses
Transfer agent	60,303	15	64,850	16,544	17,237
Professional	39,857	10,812	35,642	29,992	34,069
Administration	39,045	2,384	42,232	33,416	30,380
Registration	16,397	—	20,109	35,247	17,957
Custodian	11,167	1,328	26,074	8,193	13,217
Officer and Trustees	10,529	781	10,516	10,034	9,916
Printing	5,057	1,198	4,980	3,668	4,603
Organization and offering	—	58,819	—	—	—
Miscellaneous	30,236	1,923	25,515	2,813	30,553

Total expenses excluding interest expense	212,591	77,260	229,918	139,907	157,932
Interest expense[1]	26,399	—	14	—	47,422

Total expenses	238,990	77,260	229,932	139,907	205,354
Less administration fees waived	—	(1,955)	—	—	—
Less expenses reimbursed by Manager	(212,267)	(75,305)	(229,592)	(139,582)	(157,606)

Total expenses after fees waived and/or reimbursed	26,723	—	340	325	47,748

Net investment income	6,427,031	57,590	3,224,106	915,074	2,913,037

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	1,975,341	32,206	4,860,116	—	312,585
Options written	90,241	—	26,149	—	30,251
Financial futures contracts	979,126	—	284,120	(3,661,212)	(395,098)
Swaps	(331,551)	—	(28,746)	(3,097,547)	(129,293)

	2,713,157	32,206	5,141,639	(6,758,759)	(181,555)

Net change in unrealized appreciation/depreciationon:
Investments — unaffiliated	166,779	123,831	1,001,778	—	(524,262)
Investments — affiliated	—	—	—	(333,253)	—
Options written	390,232	—	9,793	—	11,938
Financial futures contracts	(144,402)	—	83,028	234,894	(46,269)
Swaps	52,777	—	(394,500)	(1,385,466)	(97,669)

	465,386	123,831	700,099	(1,483,825)	(656,262)

Total realized and unrealized gain (loss)	3,178,543	156,037	5,841,738	(8,242,584)	(837,817)

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,605,574	$213,627	$9,065,844	$(7,327,510)	$2,075,220

[1]	See Note 3 of the Notes to Financial Statements for details of short-term borrowings.
[2]	Commencement of operations on August 4, 2014.

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	47

Statements of Changes in Net Assets

	Series C Portfolio		Series E Portfolio	Series M Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Period August 4, 2014[2] to September 30, 2014 (Unaudited)	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

Operations
Net investment income	$6,427,031	$14,211,785	$57,590	$3,224,106	$5,474,167
Net realized gain (loss)	2,713,157	5,011,251	32,206	5,141,639	(1,382,246)
Net change in unrealized appreciation/depreciation	465,386	(11,923,492)	123,831	700,099	(3,500,381)

Net increase in net assets resulting from operations	9,605,574	7,299,544	213,627	9,065,844	591,540

Distributions to Shareholders From[1]
Net investment income	(6,324,242)	(14,022,130)	(57,946)	(3,550,847)	(6,547,063)
Net realized gain	(1,997,415)	(5,063,534)	—	—	(258,487)

Decrease in net assets resulting from distributions to shareholders	(8,321,657)	(19,085,664)	(57,946)	(3,550,847)	(6,805,550)

Capital Share Transactions
Shares sold	39,400,894	65,500,228	10,000,000	125,690,626	155,701,977
Shares redeemed	(35,350,911)	(104,110,643)	—	(35,495,123)	(87,486,128)

Net increase (decrease) in net assets derived from capital share transactions	4,049,983	(38,610,415)	10,000,000	90,195,503	68,215,849

Net Assets
Total increase (decrease) in net assets	5,333,900	(50,396,535)	10,155,681	95,710,500	62,001,839
Beginning of period	318,247,021	368,643,556	—	329,856,642	267,854,803

End of period	$323,580,921	$318,247,021	$10,155,681	$425,567,142	$329,856,642

Undistributed (distributions in excess of) net investment income, end of period	$47,593	$(55,196)	$(356)	$(139,664)	$187,077

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.
[2]	Commencement of operations.

See Notes to Financial Statements.

48	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Statements of Changes in Net Assets (concluded)

	Series P Portfolio		Series S Portfolio
Increase in Net Assets:	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

Operations
Net investment income	$915,074	$937,961	$2,913,037	$4,694,365
Net realized gain (loss)	(6,758,759)	(2,379,782)	(181,555)	328,329
Net change in unrealized appreciation/depreciation	(1,483,825)	32,232	(656,262)	(1,339,781)

Net increase (decrease) in net assets resulting from operations	(7,327,510)	(1,409,589)	2,075,220	3,682,913

Distributions to Shareholders From[1]
Net investment income	—	—	(3,196,319)	(5,296,797)
Net realized gain	—	—	—	(1,002,862)

Decrease in net assets resulting from distributions to shareholders	—	—	(3,196,319)	(6,299,659)

Capital Share Transactions
Shares sold	86,427,438	273,575,140	42,682,641	155,385,390
Shares redeemed	(39,178,692)	(17,893,958)	(29,693,596)	(70,955,037)

Net increase in net assets derived from capital share transactions	47,248,746	255,681,182	12,989,045	84,430,353

Net Assets
Total increase in net assets	39,921,236	254,271,593	11,867,946	81,813,607
Beginning of period	261,830,419	7,558,826	233,117,311	151,303,704

End of period	$301,751,655	$261,830,419	$244,985,257	$233,117,311

Undistributed (distributions in excess of) net investment income, end of period	$1,005,863	90,789	$(454,441)	$(171,159)

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	49

Statement of Cash Flows

Six Months Ended September 30, 2014 (Unaudited)	Series S Portfolio

Cash Used for Operating Activities
Net increase in net assets resulting from operations	$2,075,220
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Increase in cash pledged for financial futures contracts	(150,000)
Decrease in cash pledged for centrally cleared swaps	365,000
Increase in variation margin receivable on financial futures contracts	(6,848)
Decrease in interest receivable	35,519
Decrease in receivable from Manager	4,077
Increase in prepaid expenses	(24,526)
Decrease in variation margin payable on financial futures contracts	(20,944)
Decrease in variation margin payable on centrally cleared swaps	(15,214)
Decrease in professional fees payable	(29,679)
Decrease in officer’s and Trustees’ fees payable	(1,569)
Increase in other accrued expenses payable	18,922
Amortization of premium and accretion of discount on investments	1,197,982
Net realized gain (loss) on investments and options written	(342,836)
Net unrealized gain (loss) on investments, options written and swaps	512,324
Purchases of long-term investments	(413,582,300)
Proceeds from sales of long-term investments	367,393,259
Net purchases of short-term securities	(1,384,529)

Net cash used for operating activities	(43,956,142)

Cash Provided by Financing Activities
Net borrowing of reverse repurchase agreements	30,205,338
Proceeds from issuance of capital shares	42,888,405
Payments on redemption of capital shares	(29,777,001)
Cash distributions paid to shareholders	(3,162,926)
Increase in bank overdrafts	2,721,970

Net cash provided by financing activities	42,875,786

Cash
Net decrease in cash	(1,080,356)
Cash at beginning of period	1,080,356

Cash at end of period	—

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest	$71,954

See Notes to Financial Statements.

50	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Financial Highlights

	Series C Portfolio
	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31,
		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$10.60	$10.95	$10.53	$10.04	$9.81	$8.74

Net investment income[1]	0.21	0.45	0.47	0.52	0.53	0.53
Net realized and unrealized gain (loss)	0.12	(0.19)	0.42	0.48	0.22	1.07

Net increase from investment operations	0.33	0.26	0.89	1.00	0.75	1.60

Distributions from:[2]
Net investment income	(0.21)	(0.45)	(0.47)	(0.51)	(0.52)	(0.53)
Net realized gain	(0.07)	(0.16)	—	—	—	—

Total distributions	(0.28)	(0.61)	(0.47)	(0.51)	(0.52)	(0.53)

Net asset value, end of period	$10.65	$10.60	$10.95	$10.53	$10.04	$9.81

Total Return[3]
Based on net asset value	3.08%[4]	2.55%	8.53%	10.20%	7.73%	18.68%

Ratios to Average Net Assets
Total expenses	0.15%[5]	0.15%	0.13%	0.14%	0.14%	0.14%

Total expenses after fees reimbursed	0.02%[5]	0.02%	0.01%	0.01%	0.00%	0.00%

Total expenses after fees reimbursed and excluding interest expense	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.00%

Net investment income	3.97%[5]	4.27%	4.31%	5.02%	5.24%	5.64%

Supplemental Data
Net assets, end of period (000)	$323,581	$318,247	$368,644	$341,995	$314,835	$364,790

Portfolio turnover rate	17%	43%	51%	41%	55%	51%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	51

Financial Highlights

Series E Portfolio
Period August 4, 2014[1] to September 30, 2014 (Unaudited)

Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.06
Net realized and unrealized gain	0.16

Net increase from investment operations	0.22

Distributions from net investment income[3]	(0.06)

Net asset value, end of period	$10.16

Total Return[4,5]
Based on net asset value	2.18%

Ratios to Average Net Assets[6]
Total expenses[7]	2.45%[8]

Total expenses after fees waived and/or reimbursed	0.00%[8]

Net investment income	3.66%[8]

Supplemental Data
Net assets, end of period (000)	$10,156

Portfolio turnover rate	20%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Organization expenses were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

[8]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.

See Notes to Financial Statements.

52	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Financial Highlights

	Series M Portfolio
	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31,
		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$9.70	$9.89	$10.52	$9.44	$9.21	$8.66

Net investment income[1]	0.09	0.19	0.21	0.28	0.29	0.38
Net realized and unrealized gain (loss)	0.18	(0.14)	0.35	1.07	0.26	0.55

Net increase from investment operations	0.27	0.05	0.56	1.35	0.55	0.93

Distributions from:[2]
Net investment income	(0.10)	(0.23)	(0.31)	(0.27)	(0.32)	(0.38)
Net realized gain	—	(0.01)	(0.88)	—	—	—

Total distributions	(0.10)	(0.24)	(1.19)	(0.27)	(0.32)	(0.38)

Net asset value, end of period	$9.87	$9.70	$9.89	$10.52	$9.44	$9.21

Total Return[3]
Based on net asset value	2.78%[4]	0.52%	5.33%	14.46%	5.91%	11.11%

Ratios to Average Net Assets
Total expenses	0.13%[5,6]	0.16%[5]	0.14%	0.13%	0.12%	0.13%

Total expenses after fees reimbursed	0.00%[5,6]	0.00%[5]	0.00%	0.00%	0.00%	0.00%

Total expenses after fees reimbursed and excluding interest expense	0.00%[5,6]	0.00%[5]	0.00%	0.00%	0.00%	0.00%

Net investment income	1.81%[5,6]	1.97%[5]	2.00%	2.76%	3.04%	4.27%

Supplemental Data
Net assets, end of period (000)	$425,567	$329,857	$267,855	$318,176	$313,345	$360,903

Portfolio turnover rate	977%[7]	1,879%[7]	798%[7]	523%[7]	301%[7]	178%[7]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.

[6]	Annualized.

[7]	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended September 30, 2014	Year Ended March 31,
Counterparty	(Unaudited)	2014	2013	2012	2011	2010
Portfolio turnover rate (excluding MDRs)	580%	1,131%	518%	88%	92%	83%
Portfolio turnover rate including TBA Sale
Commitments, to conform to the current presentation	—	—	1,355%	523%	301%	178%
Portfolio turnover rate including TBA Sale
Commitments and excluding MDRs	—	—	941%	—	—	—

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	53

Financial Highlights

	Series P Portfolio
	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Period March 20, 2013[1] to March 31, 2013
Per Share Operating Performance
Net asset value, beginning of period	$10.24	$9.96	$10.00

Net investment income[2]	0.03	0.07	0.00 [3]
Net realized and unrealized gain (loss)	(0.32)	0.21	(0.04)

Net increase (decrease) from investment operations	(0.29)	0.28	(0.04)

Net asset value, end of period	$9.95	$10.24	$9.96

Total Return[4]
Based on net asset value	(2.83)%[5]	2.81%	(0.40)%[5]

Ratios to Average Net Assets
Total expenses	0.10%[6,7]	0.18%[6]	41.03%[6,7,8]

Total expenses after fees waived and/or reimbursed	0.00%[6,7]	0.00%[6]	0.00%[6,7]

Net investment income	0.68%[6,7]	0.69%[6]	0.38%[6,7]

Supplemental Data
Net assets, end of period (000)	$301,752	$261,830	$7,559

Portfolio turnover rate	0%	6%	0%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005 per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.

[7]	Annualized.

[8]	Organization expenses were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 43.36%.

See Notes to Financial Statements.

54	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Financial Highlights

	Series S Portfolio
	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31,
		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$9.84	$10.02	$10.03	$10.01	$10.14	$9.74

Net investment income[1]	0.12	0.24	0.35	0.29	0.29	0.37
Net realized and unrealized gain (loss)	(0.03)	(0.08)	0.09	0.10	0.08	0.46

Net increase from investment operations	0.09	0.16	0.44	0.39	0.37	0.83

Distributions from:[2]
Net investment income	(0.13)	(0.28)	(0.35)	(0.32)	(0.31)	(0.38)
Net realized gain	—	(0.06)	(0.10)	(0.05)	(0.19)	(0.05)

Total distributions	(0.13)	(0.34)	(0.45)	(0.37)	(0.50)	(0.43)

Net asset value, end of period	$9.80	$9.84	$10.02	$10.03	$10.01	$10.14

Total Return[3]
Based on net asset value	0.95%[4]	1.66%	4.47%	4.03%	3.73%	8.68%

Ratios to Average Net Assets
Total expenses	0.17%[5]	0.21%	0.35%	0.23%	0.18%	0.19%

Total expenses after fees reimbursed	0.04%[5]	0.06%	0.14%	0.05%	0.03%	0.01%

Total expenses after fees reimbursed and excluding interest expense	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.00%

Net investment income	2.45%[5]	2.47%	3.59%	2.90%	2.93%	3.65%

Supplemental Data
Net assets, end of period (000)	$244,985	$233,117	$151,304	$135,541	$177,913	$142,984

Portfolio turnover rate	202%[6]	239%[6]	123%[6]	192%[6]	131%[6]	117%[6]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31,
Counterparty		2014	2013	2012	2011	2010
Portfolio turnover rate (excluding MDRs)	139%	183%	120%	121%	105%	114%

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	55

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Allocation Target Shares (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. BlackRock Allocation Target Shares: Series C Portfolio (“Series C”), BlackRock Allocation Target Shares: Series E Portfolio (“Series E”), BlackRock Allocation Target Shares: Series M Portfolio (“Series M”), BlackRock Allocation Target Shares: Series P Portfolio (“Series P”) and BlackRock Allocation Target Shares: Series S Portfolio (“Series S”) (collectively, the “Funds” or individually, a “Fund”) are each a series of the Trust. The Funds are classified as non-diversified.

Shares of the Funds are offered to separate account clients of the investment advisor or certain of its affiliates. Participants in wrap-fee programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee programs including investment advice and portfolio execution.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ investments are valued at fair value as of the close of trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Bond investments are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Certain centrally cleared swaps are valued at the price determined by the relevant exchange or clearinghouse. Investments in open-end registered investment companies are valued at NAV each business day.

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and swaptions are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Investments”). When determining the price for Fair Value Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or

56	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Notes to Financial Statements (continued)

default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Funds’ pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, financial futures contracts, swaps and options written) or certain borrowings (e.g., reverse repurchase transactions) that would be “senior securities” for 1940 Act purposes, such Fund may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of a Fund’s future obligations under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, a Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Distributions: Distributions from net investment income are declared daily and paid monthly, except Series P, which declares and pays dividends at least annually. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of Series E were expensed by Series E and reimbursed by the Manager. The Manager reimbursed Series E $45,931, which is shown as expenses reimbursed by Manager in the Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Recent Accounting Standard: In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. It is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: The Funds may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. In addition, the Funds may subsequently have to reinvest the proceeds at lower interest rates. If a Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Funds may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	57

Notes to Financial Statements (continued)

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Multiple Class Pass-Through Securities: The Funds may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, U.S. government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated pre-payments of principal, the Funds may not fully recoup their initial investment in IOs.

Stripped Mortgage-Backed Securities: The Funds may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. The Funds also may invest in stripped mortgage-backed securities that are privately issued.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Capital Trusts and Trust Preferred Securities: The Funds may invest in capital trusts and/or trust preferred securities. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation will pay interest to the trust, which will then be distributed to holders of the trust preferred securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Forward Commitments and When-Issued Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments.

TBA Commitments: The Funds may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a Fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

In order to better define contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, TBA commitments may be entered into by the Funds under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other

58	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Notes to Financial Statements (continued)

things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds are permitted to sell, repledge or use the collateral they receive; however, the counterparty is not. To the extent amounts due to the Funds are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Funds will not be entitled to receive interest and principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions. These transactions may increase the Funds’ portfolio turnover rate. Mortgage dollar rolls involve the risk that the market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, the Funds sell securities to a bank or broker-dealer and agree to repurchase the same securities at a mutually agreed upon date and price. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price.

For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by the Funds to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, the Funds may receive a fee for use of the security by the counterparty, which may result in interest income to the Funds.

For the six months ended September 30, 2014, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rates were as follows:

	Average Borrowings	Daily Weighted Average Interest Rate
Series C	$35,713,270	0.26%
Series M	$105,631	0.04%
Series S	$82,716,113	0.25%

Reverse repurchase transactions are entered into by the Funds under Master Repurchase Agreements (each, an “MRA”), which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. With reverse repurchase transactions, typically the Funds and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by a Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	59

Notes to Financial Statements (continued)

The following tables are a summary of the Funds’ open reverse repurchase agreements by counterparty which are subject to offset under a MRA on a net basis as of September 30, 2014:

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-cash Collateral Pledged Including Accrued Interest[1]	Cash Collateral Pledged	Net Amount[2]
Series C
BNP Paribas Securities Corp.	$5,639,457	$(5,639,457)	—	—
Deutsche Bank Securities, Inc.	5,285,839	(5,285,839)	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	681,172	(680,397)	—	$775
UBS Securities LLC	6,739,963	(6,739,963)	—	—
Total	$18,346,431	$(18,345,656)	—	$775

Series S
Barclays Capital, Inc.	$1,200,869	$(1,200,869)	—	—
BNP Paribas Securities Corp.	43,704,139	(43,681,349)	—	$22,790
Credit Suisse Securities (USA) LLC	1,793,523	(1,793,523)	—	—
Deutsche Bank Securities, Inc.	15,873,187	(15,873,187)	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	23,069,185	(23,030,012)	—	39,173
RBC Capital Markets, LLC	10,415,738	(10,415,738)	—	—
Total	$96,056,641	$(95,994,678)	—	$61,963

[1]

Collateral with a value of $18,779,476 and $96,425,599, respectively, has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

[2]	Net amount represents the net amount payable due to the counterparty in the event of default.

4. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to economically hedge their exposure to certain risks such as credit risk or interest rate risk. These contracts may be transacted on an exchange or OTC.

Financial Futures Contracts: The Funds purchase and/or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between a Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Funds as unrealized appreciation or depreciation and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to underlying instruments (including interest rate risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Funds purchase (write) an option, an amount equal to the premium paid (received) by the Funds is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Funds enter into a closing transaction), the Funds realize a gain or loss

60	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Notes to Financial Statements (continued)

on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Funds write a call option, such option is “covered,” meaning that the Funds hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

Swaptions are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaptions is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when it otherwise would not, at a price different from the current market value.

Transactions in options written for the six months ended September 30, 2014, were as follows:

	Series C
	Calls		Puts
	Notional (000)	Premiums Received	Contracts	Notional (000)	Premiums Received

Outstanding options, beginning of period	—	—	—	$89,800	$1,438,530
Options written	$5,000	$477,375	316	10,000	576,114
Options closed	—	—	—	(12,000)	(136,500)

Outstanding options, end of period	$5,000	$477,375	316	$87,800	$1,878,144

	Series M		Series S
	Puts		Puts
	Contracts	Premiums Received	Contracts	Premiums Received

Outstanding options, beginning of period	62	$15,395	150	$30,251
Options written	62	10,754	—	—
Options expired	(124)	(26,149)	(150)	(30,251)

Outstanding options, end of period	—	—	—	—

Swaps: The Funds enter into swap agreements in which the Funds and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Funds for OTC swaps are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. The Funds are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statements of Operations.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	61

Notes to Financial Statements (continued)

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps — Certain Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — The Funds enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty.

•

Interest rate swaps — The Funds enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time.

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of September 30, 2014
		Series C		Series M
		Value
	Statements of Assets and Liabilities Location	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
	Net unrealized appreciation/depreciation[1] ;
	Unrealized appreciation on OTC swaps;
Interest rate contracts	Swap premiums paid; Investments at value[2]	$1,508,126	$1,633,612	$166,051	$169,923
	Unrealized appreciation/depreciation on OTC
Credit contracts	swaps[1] ; Swap premiums paid/received	145,269	234,258	—	—
Total		$1,653,395	$1,867,870	$166,051	$169,923

Fair Values of Derivative Financial Instruments as of September 30, 2014
		Series P		Series S
		Value
	Statements of Assets and Liabilities Location	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
Interest ratecontracts	Net unrealized appreciation/depreciation[1]	$1,069,703	$2,206,053	$126,017	$1,133

[1]

Includes cumulative appreciation/depreciation on financial futures contracts and centrally cleared swaps, if any, as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

[2]	Includes options purchased at value as reported in the Schedules of Investments.

62	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Notes to Financial Statements (continued)

The Effect of Derivative Financial Instruments in the Statements of Operations Period Ended September 30, 2014
	Series C	Series M	Series C	Series M

	Net Realized Gain (Loss) From		Net Change in Unrealized Appreciation/Depreciation on

Interest rate contracts:
Financial futures contracts	$979,126	$284,120	$(144,402)	$83,028
Swaps	(256,605)	(28,746)	19,346	(394,500)
Options[3]	(158,635)	(13,095)	95,797	(6,271)
Credit contracts:
Swaps	(74,946)	—	33,431	—

Total	$488,940	$242,279	$4,172	$(317,743)

The Effect of Derivative Financial Instruments in the Statements of Operations Period Ended September 30, 2014
	Series P	Series S	Series P	Series S

	Net Realized Gain (Loss) From		Net Change in Unrealized Appreciation/Depreciation on

Interest rate contracts:
Financial futures contracts	$(3,661,212)	$(395,098)	$234,894	$(46,269)
Swaps	(3,097,547)	(128,392)	(1,385,466)	(94,791)
Options[3]	—	(274,769)	—	116,350
Credit contracts:
Swaps	—	(901)	—	(2,878)

Total	$(6,758,759)	$(799,160)	$(1,150,572)	$(27,588)

[3]	Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

For the six months ended September 30, 2014, the average quarterly balances of outstanding derivative financial instruments were as follows:

	Series C	Series M	Series P	Series S
Financial futures contracts:
Average number of contracts purchased	456	316	37	260
Average number of contracts sold	165	53	1,558	530
Average notional value of contracts purchased	$57,078,844	$39,850,842	$4,360,324	$56,859,329
Average notional value of contracts sold	$23,010,275	$12,815,746	$215,902,477	$63,592,071
Options:
Average number of option contracts purchased	384	124	—	—
Average number of option contracts written	158	62	—	—
Average notional amount of option contracts purchased	$94,560,000	$30,690,000	—	—
Average notional amount of option contracts written	$38,907,500	$14,996,250	—	—
Average number of swaption contracts purchased	7	—	—	—
Average number of swaption contracts written	2	—	—	—
Average notional amount of swaption contracts purchased	$60,450,000	—	—	—
Average notional amount of swaption contracts written	$87,800,000	—	—	—
Credit default swaps:
Average number of contracts - buy protection	6	—	—	—
Average number of contracts - sell protection	9	—	—	—
Average notional amount - buy protection	$7,490,000	—	—	—
Average notional amount - sell protection	$6,357,500	—	—	—
Interest rate swaps:
Average number of contracts - pays fixed rate	3	2	1	3
Average number of contracts - receives fixed rate	—	—	—	—
Average notional amount - pays fixed rate	$7,650,000	$36,100,000	$130,000,000	$17,600,000
Average notional amount - receives fixed rate	—	—	—	—
Total return swaps:
Average number of contracts	—	56	—	—
Average notional amount	—	$13,101,000	—	—

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	63

Notes to Financial Statements (continued)

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC options purchased, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform.

With exchange-traded purchased options and futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterpartiesto terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements. The result would cause a Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (typically either $250,000 or $500,000) before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by Funds on the next business day. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to each Fund from its counterparties are not fully collateralized, the Funds bear the risk of loss from counterparty non-performance. Likewise, to the extent each Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

64	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Notes to Financial Statements (continued)

As of September 30, 2014, the Funds’ derivative assets and liabilities (by type) are as follows:

	Series C		Series M

	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Financial futures contracts	$1,423	$56,734	$ 1,539	$23,513
Options[1]	1,430,574	1,464,027	—	—
Swaps-Centrally cleared	—	—	2,240	—
Swaps-OTC[2]	145,269	234,258	66,738	66,748

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$1,577,266	$1,755,019	$ 70,517	$90,261

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(307,610)	(163,384)	(3,779)	(23,513)

Total derivative assets and liabilities subject to an MNA	$1,269,656	$1,591,635	$ 66,738	$66,748

[1]    Includes options purchased at value which are included in Investments at value — unaffiliated in the Statements of Assets and Liabilities and reported in the Schedules of Investments.

[2]    Includes unrealized appreciation/depreciation on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

	Series P		Series S

	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Financial futures contracts	$208,164	—	$ 29,527	—
Swaps-Centrally cleared	157,791	—	—	—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$365,955	—	$ 29,527	—

Derivatives not subject to an MNA	(365,955)	—	(29,527)	—

Total derivative assets and liabilities subject to an MNA	—	—	—	—

The following tables present the Funds’ derivative assets and/or liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received and pledged by the Funds as of September 30, 2014:

Series C
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivative Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Barclays Bank PLC	$6,311	$(6,311)	—	—	—
Citibank N.A.	385,064	(3,076)	—	—	$381,988
Credit Suisse International	50,633	(50,633)	—	—	—
Deutsche Bank AG	150,468	(150,468)	—	—	—
Goldman Sachs Bank USA	77,141	(75,273)	—	—	1,868
JPMorgan Chase Bank N.A.	590,840	(437,201)	—	—	153,639
Morgan Stanley Capital Services LLC	9,199	(6,029)	—	—	3,170

Total	$1,269,656	$(728,991)	—	—	$540,665

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivative Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged[3]	Net Amount of Derivative Liabilities[4]
Barclays Bank PLC	$13,178	$(6,311)	—	—	$6,867
Citibank N.A.	3,076	(3,076)	—	—	—
Credit Suisse International	136,702	(50,633)	—	—	86,069
Deutsche Bank AG	920,176	(150,468)	—	$(769,708)	—
Goldman Sachs Bank USA	75,273	(75,273)	—	—	—
JPMorgan Chase Bank N.A.	437,201	(437,201)	—	—	—
Morgan Stanley Capital Services LLC	6,029	(6,029)	—	—	—

Total	$1,591,635	$(728,991)	—	$(769,708)	$92,936

[1]	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

[3]	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

[4]	Net amount represents the net amount payable due to the counterparty in the event of default.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	65

Notes to Financial Statements (continued)

Series M
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivative Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$4,020	$(2,655)	—	—	$1,365
Citibank N.A.	12,851	(12,851)	—	—	—
Credit Suisse International	24,779	(24,323)	—	—	456
Deutsche Bank AG	4,236	(1,621)	—	—	2,615
Goldman Sachs Bank USA	19,808	(18,786)	—	—	1,022
JPMorgan Chase Bank N.A.	1,044	(1,044)	—	—	—

Total	$66,738	$(61,280)	—	—	$5,458

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivative Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Bank of America N.A.	$2,655	$(2,655)	—	—	—
Citibank N.A.	17,523	(12,851)	—	—	$4,672
Credit Suisse International	24,323	(24,323)	—	—	—
Deutsche Bank AG	1,621	(1,621)	—	—	—
Goldman Sachs Bank USA	18,786	(18,786)	—	—	—
JPMorgan Chase Bank N.A.	1,840	(1,044)	—	—	796

Total	$66,748	$(61,280)	—	—	$5,468

[1]	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

[3]	Net amount represents the net amount payable due to the counterparty in the event of default.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager receives no advisory fee from the Funds under the Investment Advisory Agreement.

The Manager contractually agreed to waive all fees and pay or reimburse all operating expenses of each Fund, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of business. This agreement has no fixed term. Although the Funds do not compensate the Manager directly for its services under the Investment Advisory Agreement, because each Fund is an investment option for certain wrap-fee or other separately managed account program clients, the Manager may benefit from the fees charged to such clients who have retained the Manager’s affiliates to manage their accounts.

Each Fund entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers, or common trustees. For the six months ended September 30, 2014, the sale transactions from an affiliated fund in compliance with Rule 17a-7 under the 1940 Act for Series S was $325,545.

6. Purchases and Sales:

Purchases and sales of investments, excluding short-term securities, for the six months ended September 30, 2014, were as follows:

Purchases
	Series C	Series E	Series M	Series P	Series S
Non-U.S. Government Securities	$41,444,522	$12,203,618	$3,707,012,794	$15,612,250	$282,380,609
U.S. Government Securities	12,466,942	—	8,143,282	—	140,191,551
Total Purchases	$53,911,464	$12,203,618	$3,715,156,076	$15,612,250	$422,572,160

66	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Notes to Financial Statements (continued)

Sales
	Series C	Series E	Series M	Series S
Non-U.S. Government Securities (includes paydowns)	$50,144,238	$2,273,922	$3,750,543,160	$269,639,353
U.S. Government Securities	15,003,657	—	12,415,927	97,631,006
Total Sales	$65,147,895	$2,273,922	$3,762,959,087	$367,270,359

Purchases and sales related to mortgage dollar rolls for the six months ended September 30, 2014 were as follows:

	Series M	Series S
Purchases	$1,509,879,433	$114,388,338
Sales	$1,512,180,688	$114,670,542

7. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitationson the Funds’ U.S. federal tax returns, except Series P, remains open for each of the four years ended March 31, 2014. The statute of limitations on Series P’s U.S. federal tax return remains open for the year ended March, 31, 2014 and the period ended March 31, 2013. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2014, Series M, P and S had capital loss carryforward available to offset future realized capital gains of $4,524,257, $607,704 and $29,640, respectively. These capital losses have no expiration date.

As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	Series C	Series E	Series M	Series P	Series S
Tax cost	$326,434,955	$10,221,339	$872,559,783	$78,086,356	$374,532,194

Gross unrealized appreciation	$17,965,144	$137,769	$5,341,084	—	$1,846,970
Gross unrealized depreciation	(2,010,496)	(13,938)	(2,970,252)	$(322,277)	(2,752,852)

Net unrealized appreciation (depreciation)	$15,954,648	$123,831	$2,370,832	$(322,277)	$(905,882)

8. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $1.1 billion credit agreement with a group of lenders, under which the Funds may borrow to fund shareholder redemptions. The agreement expires in April 2015. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $650 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Funds did not borrow under the credit agreement during the six months ended September 30, 2014.

9. Principal Risks:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettledor open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	67

Notes to Financial Statements (concluded)

instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed income markets. See the Schedules of Investments for these securities and/or derivatives. Changes in market interest rates or economic conditions, including the Federal Reserve’s decision in December 2013 to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Series M and Series S invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedules of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

10. Capital Share Transactions:

Transactions in capital shares were as follows:

Series C	Six Months Ended September 30, 2014	Year Ended March 31, 2014
Shares sold	3,673,549	6,187,280
Shares redeemed	(3,295,310)	(9,836,652)

Net increase (decrease)	378,239	(3,649,372)

Series E	Period August 4, 2014[1] to September 30, 2014
Shares sold	1,000,000

Net increase	1,000,000

Series M	Six Months Ended September 30, 2014	Year Ended March 31, 2014
Shares sold	12,740,588	15,996,845
Shares redeemed	(3,610,057)	(9,086,329)

Net increase	9,130,531	6,910,516

Series P
Shares sold	8,671,995	26,553,021
Shares redeemed	(3,919,508)	(1,734,292)

Net increase	4,752,487	24,818,729

Series S
Shares sold	4,332,773	15,771,940
Shares redeemed	(3,013,572)	(7,186,703)

Net increase	1,319,201	8,585,237

[1]	Commencement of operations.

At September 30, 2014, 1,000,000 shares owned by affiliates of Series E.

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

68	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Allocation Target Shares (the “Trust”) met in person on April 8, 2014 (the “April Meeting”) and May 13-14, 2014 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Trust, on behalf of each of the Series C Portfolio, the Series M Portfolio, the Series P Portfolio and the Series S Portfolio (each, a “Fund,” and collectively, the “Funds”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.

Activities and Composition of the Board

The Board consists of thirteen individuals, ten of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, and a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Fund by BlackRock, its personnel and its affiliates, including (as applicable) investment management; administrative and shareholder services; oversight of fund service providers; marketing services; risk oversight; compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to each Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services, such as marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting new regulatory requirements; (e) each Fund’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between the services provided to these products as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as: BlackRock’s profitability; investment performance; subadvisory and advisory relationships with other clients (including mutual funds sponsored by third parties); the viability of specific funds; manager capacity and the potential for closing certain funds to new investments; portfolio managers’ investments in funds they manage; supplemental service agreements with third party distribution partners; and management fee levels and breakpoints. The Board further discussed with BlackRock: BlackRock’s management structure; portfolio turnover, execution quality and use of soft dollars; BlackRock’s portfolio manager compensation and performance accountability; marketing support for the funds; services provided to the funds by BlackRock affiliates; and BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) a discussion of fall-out benefits to BlackRock and its affiliates; (b) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients,

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	69

Disclosure of Investment Advisory Agreement (continued)

ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (c) review of non-management fees; (d) the existence, impact and sharing of potential economies of scale; and (e) a summary of aggregate amounts paid by each Fund to BlackRock.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2015. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with each Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares and securities lending, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with each Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide each Fund with the following administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger or consolidation of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

The Board noted that the Funds are non-diversified investments that are available solely to wrap-account clients or other separately managed accounts to complement their existing BlackRock fixed-income portfolios. The Board reviewed the comparability of the Funds’ peers and noted that Lipper, Inc. does not have a universe of comparable funds. The Board reviewed other performance criteria for the Funds.

70	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Disclosure of Investment Advisory Agreement (continued)

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with each Fund: The Board noted that BlackRock does not charge the Funds an advisory fee. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability with respect to other funds the Board currently oversees for the year ended December 31, 2013 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of each Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing each Fund in contrast to what is required of BlackRock with respect to other products with similar investment objectives across the open-end fund, ETF, closed-end fund and institutional account product channels, as applicable.

The Board noted that BlackRock does not charge the Funds an advisory fee, although investors in the Funds will pay a fee to BlackRock or their managed account program sponsor. The Board also noted that BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses of each Fund, except extraordinary expenses and interest expenses.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Fund. In its consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2015. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	71

Disclosure of Investment Advisory Agreement (continued)

considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

72	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Disclosure of Investment Advisory Agreement (continued)

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Allocation Target Shares (the “Trust”) met in person on May 14, 2014 (the “Meeting”) to consider the approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of the Series E Portfolio (the “Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Fund’s investment advisor. The Fund commenced operations in August 2014.

Activities and Composition of the Board

The Board consists of thirteen individuals, ten of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the initial approval of the Agreement. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services to be provided to the Fund by BlackRock, its personnel and its affiliates, including (as applicable) investment management; administrative and shareholder services; oversight of fund service providers; marketing services; risk oversight; compliance and assistance in meeting applicable legal and regulatory requirements.

Board Considerations in Approving the Agreement

The Approval Process: At the Meeting, the Board reviewed materials relating to its consideration of the Agreement. The Board considered all factors it believed relevant with respect to the Trust and the Fund, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the cost of the services to be provided and profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) economies of scale; (e) potential fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Fund; (f) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; and (g) other factors deemed relevant by the Board Members.

In determining whether to approve the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the Meeting relating to its consideration of the Agreement, including, among other things, (a) fees and estimated expense ratios of each class of the Fund, and for a representative class of the Fund, in comparison to the fees and expense ratios of a peer group of funds, and information about contractual expense caps proposed to be implemented by BlackRock; (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

The Board also considered other matters it deemed important to the approval process, such as payments to be made to BlackRock or its affiliates relating to the distribution of Fund shares and securities lending, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the approval process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services to be Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services to be provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet its investment objective, compliance with investment restrictions, tax and reporting requirements and related shareholder services.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	73

Disclosure of Investment Advisory Agreement (continued)

The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning the standards of BlackRock with respect to the execution of portfolio transactions.

The Board, including the Independent Board Members, considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also took into account the time and attention to be devoted by senior management of BlackRock to the Fund. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.

In addition to advisory services, the Board, including the Independent Board Members, considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board noted that BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, the Board noted that BlackRock and its affiliates will provide the Fund with the following administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger or consolidation of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, could not consider the performance history of the Fund because the Fund was not yet organized and had not yet commenced operations as of the date of the Meeting.

The Board noted that the Fund is a non-diversified investment that will be available solely to wrap-account clients or other separately managed accounts to complement their existing BlackRock fixed-income portfolios.

C. Consideration of the Advisory/Management Fees and the Cost of the Services to be Provided and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund: In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, noted that BlackRock will not charge the Fund an advisory fee. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability with respect to other funds the Board currently oversees for the year ended December 31, 2013. The Board reviewed BlackRock’s profitability with respect to certain other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that BlackRock will not charge the Fund an advisory fee, although investors in the Fund will pay a fee to BlackRock or their managed account program sponsor. The Board also noted that BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses of the Fund, except extraordinary expenses and interest expenses.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, as well as the existence of expense caps, as applicable. Since the Fund is newly formed, BlackRock was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale, if any.

74	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Disclosure of Investment Advisory Agreement (concluded)

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other potential ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in exchange-traded funds without any offset against the management fees payable by the funds to BlackRock.

The Board, including the Independent Board Members, concluded that these potential ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to the Fund were consistent with those generally available to other mutual fund sponsors.

Conclusion

The Board, including the Independent Board Members, approved the proposed Agreement between the Manager and the Trust, on behalf of the Fund, for a two-year term beginning on the effective date of the Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	75

Officers and Trustees

Robert M. Hernandez, Chairman of the Board and Trustee

Fred G. Weiss, Vice Chairman of the Board and Trustee

Paul L. Audet, Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Honorable Stuart E. Eizenstat, Trustee

Laurence D. Fink, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

John F. O’Brien, Trustee

Roberta Cooper Ramo, Trustee

David H. Walsh, Trustee

John M. Perlowski, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Charles Park, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Effective September 10, 2014, Brendan Kyne resigned as Vice President of the Trust and Jennifer McGovern became a Vice President of the Trust.

Investment Advisor and Co-Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent, Administrator and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

Custodian The Bank of New York Mellon New York, NY 10286	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Willkie Farr & Gallagher LLP New York, NY 10019

76	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http:// www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 882-0052; (2) at http://www.blackrock.com and (3) on the SEC’s website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 882-0052 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2014	77

This report is intended for existing shareholders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BATS-9/14-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Allocation Target Shares

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Allocation Target Shares

Date: December 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Allocation Target Shares

Date: December 2, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Allocation Target Shares

Date: December 2, 2014

3